UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23751

First American Funds Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

EXPLANATORY NOTE

On May 1, 2025, the registrant filed its Certified Shareholder Report on Form N-CSR for the semiannual period ended February 28, 2025 (the “Original Report”). The registrant hereby amends the Original Report by updating “Item 1(a) – Reports to Stockholders” for each share class of First American Retail Tax Free Obligations Fund (the “Fund”) to reflect the actual net advisory fee for the semiannual period, which was overstated in the Original Report.

This amendment does not reflect events occurring after the filing of the Original Report and, other than updating “Item 1(a) – Report to Stockholders” to reflect the Fund’s actual net advisory fee for the semiannual period ended February 28, 2025, as stated above, does not modify or update the disclosure in the Original Report in any way.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is included hereunder.

First American Government Obligations Fund
Class A | FAAXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$37	0.74%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V849

First American Government Obligations Fund
Class D | FGDXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class D	$30	0.60%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V401

First American Government Obligations Fund
Class P | FPPXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class P	$7	0.14%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V237

First American Government Obligations Fund
Class T | FTGXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V195

First American Government Obligations Fund
Class U | FGUXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class U	$6	0.12%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V211

First American Government Obligations Fund
Class V | FVIXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V443

First American Government Obligations Fund
Class X | FGXXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class X	$7	0.14%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V336

First American Government Obligations Fund
Class Y | FGVXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V203

First American Government Obligations Fund
Class Z | FGZXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$9	0.18%
KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR_SAR-31846V567

First American Institutional Prime Obligations Fund
Class T | FIUXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%
KEY FUND STATISTICS

Net Assets	$1,205,243,470
Number of Holdings	22
Net Advisory Fee	$554,071
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	47.9%
Other Repurchase Agreements	26.7%
Non-Negotiable Time Deposits	8.3%
Financial Company Commercial Paper	8.3%
Asset Backed Commercial Paper	7.1%
Variable Rate Demand Note	1.9%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR_SAR-31846V732

First American Institutional Prime Obligations Fund
Class V | FPIXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%
KEY FUND STATISTICS

Net Assets	$1,205,243,470
Number of Holdings	22
Net Advisory Fee	$554,071
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	47.9%
Other Repurchase Agreements	26.7%
Non-Negotiable Time Deposits	8.3%
Financial Company Commercial Paper	8.3%
Asset Backed Commercial Paper	7.1%
Variable Rate Demand Note	1.9%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR_SAR-31846V435

First American Institutional Prime Obligations Fund
Class Y | FAIXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%
KEY FUND STATISTICS

Net Assets	$1,205,243,470
Number of Holdings	22
Net Advisory Fee	$554,071
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	47.9%
Other Repurchase Agreements	26.7%
Non-Negotiable Time Deposits	8.3%
Financial Company Commercial Paper	8.3%
Asset Backed Commercial Paper	7.1%
Variable Rate Demand Note	1.9%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR_SAR-31846V104

First American Institutional Prime Obligations Fund
Class Z | FPZXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$10	0.20%
KEY FUND STATISTICS

Net Assets	$1,205,243,470
Number of Holdings	22
Net Advisory Fee	$554,071
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	47.9%
Other Repurchase Agreements	26.7%
Non-Negotiable Time Deposits	8.3%
Financial Company Commercial Paper	8.3%
Asset Backed Commercial Paper	7.1%
Variable Rate Demand Note	1.9%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR_SAR-31846V625

First American Retail Prime Obligations Fund
Class A | FAPXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$38	0.75%
KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR_SAR-31846V310

First American Retail Prime Obligations Fund
Class T | FEIXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%
KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR_SAR-31846V294

First American Retail Prime Obligations Fund
Class V | FPUXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%
KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR_SAR-31846V260

First American Retail Prime Obligations Fund
Class X | FXRXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class X	$7	0.14%
KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR_SAR-31846V245

First American Retail Prime Obligations Fund
Class Y | FYRXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%
KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR_SAR-31846V286

First American Retail Prime Obligations Fund
Class Z | FZRXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$10	0.20%
KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR_SAR-31846V278

First American Retail Tax Free Obligations Fund
Class A | FTAXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$37	0.75%
KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR_SAR-31846V872

First American Retail Tax Free Obligations Fund
Class T | FTJXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%
KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR_SAR-31846V187

First American Retail Tax Free Obligations Fund
Class V | FHIXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%
KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR_SAR-31846V427

First American Retail Tax Free Obligations Fund
Class Y | FFCXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$22	0.45%
KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR_SAR-31846V864

First American Retail Tax Free Obligations Fund
Class Z | FTZXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$10	0.20%
KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR_SAR-31846V559

First American Treasury Obligations Fund
Class A | FATXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$37	0.74%
KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR_SAR-31846V880

First American Treasury Obligations Fund
Class D | FTDXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class D	$30	0.59%
KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR_SAR-31846V302

First American Treasury Obligations Fund
Class P | FUPXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class P	$8	0.16%
KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR_SAR-31846V229

First American Treasury Obligations Fund
Class T | FTTXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%
KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR_SAR-31846V179

First American Treasury Obligations Fund
Class V | FLIXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%
KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR_SAR-31846V419

First American Treasury Obligations Fund
Class X | FXFXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class X	$7	0.14%
KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR_SAR-31846V328

First American Treasury Obligations Fund
Class Y | FOCXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%
KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR_SAR-31846V807

First American Treasury Obligations Fund
Class Z | FUZXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$9	0.18%
KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR_SAR-31846V542

First American US Treasury Money Market Fund
Class A | FOEXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$38	0.75%
KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR_SAR-31846V476

First American US Treasury Money Market Fund
Class D | FODXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class D	$30	0.60%
KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR_SAR-31846V468

First American US Treasury Money Market Fund
Class T | FTKXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%
KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR_SAR-31846V161

First American US Treasury Money Market Fund
Class V | FUIXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%
KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR_SAR-31846V393

First American US Treasury Money Market Fund
Class Y | FOYXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%
KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR_SAR-31846V534

First American US Treasury Money Market Fund
Class Z | FOZXX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$10	0.20%
KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR_SAR-31846V450

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to the semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the semi-annual report.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Institutional Prime Obligations – You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. The fund generally must impose a fee when net sales of fund shares exceed certain levels. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)

Description	Par	Value
U.S. Treasury Debt — 27.8%
U.S. Treasury Bills
4.388%, 03/04/2025	$725,000	$724,738
4.574%, 03/06/2025	740,000	739,536
4.427%, 03/11/2025	1,350,000	1,348,363
4.481%, 03/13/2025	945,000	943,608
4.444%, 03/18/2025	1,345,000	1,342,216
4.300%, 03/20/2025	705,000	703,422
4.445%, 03/25/2025	1,225,000	1,221,420
4.299%, 03/27/2025	410,000	408,744
4.433%, 04/01/2025	2,655,000	2,645,005
4.317%, 04/03/2025	475,000	473,146
4.369%, 04/08/2025	1,120,000	1,114,905
4.356%, 04/10/2025	175,000	174,165
4.356%, 04/17/2025	825,000	820,372
4.279%, 04/22/2025	130,000	129,208
4.358%, 04/24/2025	650,000	645,809
4.277%, 04/29/2025	650,000	645,506
4.366%, 05/01/2025	940,000	933,142
4.343%, 05/15/2025	300,000	297,323
4.264%, 05/20/2025	160,000	158,505
4.369%, 05/22/2025	650,000	643,620
4.269%, 05/27/2025	160,000	158,372
4.373%, 05/29/2025	570,000	563,922
4.342%, 06/05/2025	995,000	983,636
4.281%, 06/24/2025	450,000	443,930
4.219%, 06/26/2025	325,000	320,605
4.210%, 07/03/2025	165,000	162,640
4.220%, 07/24/2025	160,000	157,317
4.204%, 08/07/2025	140,000	137,436
4.026%, 10/02/2025	65,000	63,458
4.066%, 01/22/2026	200,000	192,715
U.S. Treasury Notes
0.500%, 03/31/2025	125,000	124,555
3.875%, 03/31/2025	75,000	74,933
2.625%, 04/15/2025	400,000	398,855
2.875%, 04/30/2025	350,000	349,014
3.875%, 04/30/2025	125,000	124,742
2.125%, 05/15/2025	635,000	631,517
2.750%, 05/15/2025	640,000	637,504
0.250%, 06/30/2025	130,000	128,068
2.750%, 06/30/2025	365,000	362,306
3.000%, 07/15/2025	370,000	367,382
2.000%, 08/15/2025	420,000	415,443
0.250%, 09/30/2025	625,000	610,684
0.250%, 10/31/2025	125,000	121,784
4.410% (3 Month U.S. Treasury Money Market Yield + 0.170%), 10/31/2025Δ	400,000	399,858
5.000%, 10/31/2025	905,000	909,258
2.250%, 11/15/2025	275,000	270,967
4.000%, 12/15/2025	250,000	249,251
4.250%, 12/31/2025	1,175,000	1,174,890
3.875%, 01/15/2026	995,000	992,142
0.375%, 01/31/2026	200,000	193,155

Description	Par	Value
4.485% (3 Month U.S. Treasury Money Market Yield + 0.245%), 01/31/2026Δ	$75,000	$75,008
1.625%, 02/15/2026	140,000	136,624
4.625%, 03/15/2026	125,000	125,552
4.500%, 03/31/2026	500,000	501,673
4.390% (3 Month U.S. Treasury Money Market Yield + 0.150%), 04/30/2026Δ	75,000	75,004
4.422% (3 Month U.S. Treasury Money Market Yield + 0.182%), 07/31/2026Δ	175,000	174,960
4.445% (3 Month U.S. Treasury Money Market Yield + 0.205%), 10/31/2026Δ	325,000	325,175
Total U.S. Treasury Debt (Cost $29,247,088)		29,247,088
U.S. Government Agency Debt — 22.4%
Fannie Mae
0.550%, 08/19/2025	46,000	45,207
4.460% (SOFR + 0.100%), 06/18/2026Δ	50,000	50,000
4.480% (SOFR + 0.120%), 07/29/2026Δ	71,000	70,997
4.495% (SOFR + 0.135%), 08/21/2026Δ	127,000	127,000
4.500% (SOFR + 0.140%), 09/11/2026Δ	44,000	44,000
4.500% (SOFR + 0.140%), 10/23/2026Δ	24,000	24,000
4.500% (SOFR + 0.140%), 11/20/2026Δ	81,000	81,000
4.500% (SOFR + 0.140%), 12/11/2026Δ	54,000	54,000
Federal Farm Credit Bank
4.525% (SOFR + 0.165%), 03/05/2025Δ	100,000	100,000
4.485% (SOFR + 0.125%), 03/07/2025Δ	72,000	72,000
4.470% (SOFR + 0.110%), 03/11/2025Δ	10,000	10,000
4.540% (SOFR + 0.180%), 03/20/2025Δ	50,000	50,000
4.485% (SOFR + 0.125%), 03/24/2025Δ	45,000	45,000
4.490% (SOFR + 0.130%), 04/10/2025Δ	50,000	50,001
4.370% (SOFR + 0.010%), 04/15/2025Δ	125,000	125,000
4.480% (SOFR + 0.120%), 04/15/2025Δ	55,000	55,000
4.495% (SOFR + 0.135%), 04/21/2025Δ	43,000	43,000
4.309%, 04/22/2025	100,000	99,386
4.505% (SOFR + 0.145%), 04/28/2025Δ	25,000	25,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	1

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Government Agency Debt — (Continued)
4.460% (U.S. Federal Funds Effective Rate + 0.130%), 05/02/2025Δ	$35,000	$35,000
4.515% (SOFR + 0.155%), 05/02/2025Δ	72,000	72,017
4.465% (U.S. Federal Funds Effective Rate + 0.135%), 05/22/2025Δ	50,000	50,000
4.505% (U.S. Federal Funds Effective Rate + 0.175%), 05/23/2025Δ	50,000	50,000
4.495% (SOFR + 0.135%), 06/03/2025Δ	25,000	25,000
4.465% (U.S. Federal Funds Effective Rate + 0.135%), 06/11/2025Δ	100,000	100,000
4.520% (U.S. Federal Funds Effective Rate + 0.190%), 06/20/2025Δ	50,000	50,000
4.500% (SOFR + 0.140%), 06/24/2025Δ	18,000	18,000
4.505% (SOFR + 0.145%), 06/27/2025Δ	50,000	50,000
4.510% (U.S. Federal Funds Effective Rate + 0.180%), 07/07/2025Δ	50,000	50,000
4.520% (SOFR + 0.160%), 07/07/2025Δ	125,000	125,000
4.505% (SOFR + 0.145%), 07/10/2025Δ	44,000	44,000
4.510% (SOFR + 0.150%), 07/11/2025Δ	125,000	125,000
0.690%, 07/22/2025	20,000	19,685
4.505% (SOFR + 0.145%), 07/30/2025Δ	45,000	45,000
4.520% (SOFR + 0.160%), 08/04/2025Δ	36,000	36,000
4.515% (SOFR + 0.155%), 08/18/2025Δ	70,000	70,000
4.420% (SOFR + 0.060%), 08/26/2025Δ	75,000	75,000
4.425% (SOFR + 0.065%), 09/05/2025Δ	40,000	40,000
4.515% (SOFR + 0.155%), 09/05/2025Δ	25,000	25,000
4.460% (U.S. Federal Funds Effective Rate + 0.130%), 09/15/2025Δ	50,000	50,000
4.515% (SOFR + 0.155%), 09/15/2025Δ	50,000	50,000
4.530% (SOFR + 0.170%), 09/19/2025Δ	28,200	28,200
4.460% (U.S. Federal Funds Effective Rate + 0.130%), 09/26/2025Δ	50,000	50,000
4.480% (U.S. Federal Funds Effective Rate + 0.150%), 09/26/2025Δ	30,000	30,000
4.490% (SOFR + 0.130%), 10/03/2025Δ	150,000	150,000

Description	Par	Value
4.525% (SOFR + 0.165%), 10/03/2025Δ	$45,000	$45,000
4.480% (U.S. Federal Funds Effective Rate + 0.150%), 10/17/2025Δ	100,000	100,000
0.520%, 10/21/2025	31,425	30,665
4.440% (SOFR + 0.080%), 10/21/2025Δ	50,000	50,000
4.485% (SOFR + 0.125%), 10/21/2025Δ	300,000	300,000
4.520% (SOFR + 0.160%), 11/03/2025Δ	12,000	12,000
4.435% (SOFR + 0.075%), 11/26/2025Δ	150,000	150,000
4.125%, 11/28/2025	90,000	89,939
4.535% (SOFR + 0.175%), 12/11/2025Δ	100,000	100,000
4.510% (SOFR + 0.150%), 12/15/2025Δ	145,000	145,047
4.445% (SOFR + 0.085%), 12/16/2025Δ	50,000	50,000
4.430% (SOFR + 0.070%), 12/17/2025Δ	50,000	50,000
4.445% (U.S. Federal Funds Effective Rate + 0.115%), 12/26/2025Δ	50,000	50,005
4.505% (SOFR + 0.145%), 12/29/2025Δ	100,000	100,000
4.465% (SOFR + 0.105%), 01/08/2026Δ	250,000	250,014
4.525% (SOFR + 0.165%), 01/09/2026Δ	100,000	100,000
4.390% (U.S. Federal Funds Effective Rate + 0.060%), 01/16/2026Δ	43,620	43,600
4.465% (U.S. Federal Funds Effective Rate + 0.135%), 01/29/2026Δ	75,000	75,000
4.500% (SOFR + 0.140%), 01/30/2026Δ	75,000	75,000
4.450% (SOFR + 0.090%), 02/02/2026Δ	50,000	50,000
4.125%, 02/03/2026	50,000	49,955
4.450% (SOFR + 0.090%), 02/09/2026Δ	45,000	45,000
4.440% (SOFR + 0.080%), 02/10/2026Δ	45,000	45,000
4.450% (SOFR + 0.090%), 02/12/2026Δ	90,000	90,000
4.500% (SOFR + 0.140%), 02/12/2026Δ	225,000	225,000
4.415% (SOFR + 0.055%), 02/13/2026Δ	75,000	75,000
4.460% (U.S. Federal Funds Effective Rate + 0.130%), 02/13/2026Δ	75,000	75,000
4.440% (SOFR + 0.080%), 02/17/2026Δ	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Government Agency Debt — (Continued)
4.490% (SOFR + 0.130%), 02/20/2026Δ	$15,000	$15,000
4.460% (SOFR + 0.100%), 02/25/2026Δ	84,000	84,004
4.485% (SOFR + 0.125%), 03/05/2026Δ	25,000	25,000
4.470% (SOFR + 0.110%), 03/11/2026Δ	25,000	25,000
4.420% (U.S. Federal Funds Effective Rate + 0.090%), 03/27/2026Δ	70,000	69,995
4.460% (SOFR + 0.100%), 04/01/2026Δ	127,000	126,999
4.460% (SOFR + 0.100%), 04/08/2026Δ	130,000	130,000
4.475% (SOFR + 0.115%), 04/08/2026Δ	10,000	10,000
4.470% (SOFR + 0.110%), 04/09/2026Δ	60,000	60,000
4.445% (U.S. Federal Funds Effective Rate + 0.115%), 04/15/2026Δ	50,000	50,000
4.470% (SOFR + 0.110%), 04/21/2026Δ	75,000	75,000
4.460% (SOFR + 0.100%), 04/24/2026Δ	75,000	75,000
4.455% (SOFR + 0.095%), 05/05/2026Δ	100,000	100,000
4.465% (SOFR + 0.105%), 05/06/2026Δ	40,000	40,000
4.415% (U.S. Federal Funds Effective Rate + 0.085%), 05/07/2026Δ	125,000	124,973
4.440% (SOFR + 0.080%), 05/07/2026Δ	75,000	75,000
4.415% (SOFR + 0.055%), 05/11/2026Δ	13,000	13,000
4.465% (SOFR + 0.105%), 05/19/2026Δ	50,000	50,000
4.460% (SOFR + 0.100%), 05/20/2026Δ	50,000	50,000
4.450% (SOFR + 0.090%), 05/21/2026Δ	70,000	70,000
4.465% (SOFR + 0.105%), 05/26/2026Δ	40,000	40,000
4.430% (SOFR + 0.070%), 05/28/2026Δ	125,000	125,000
4.450% (SOFR + 0.090%), 05/28/2026Δ	65,000	65,000
4.455% (SOFR + 0.095%), 06/03/2026Δ	75,000	75,000
4.465% (SOFR + 0.105%), 06/12/2026Δ	75,000	75,000
4.460% (SOFR + 0.100%), 06/24/2026Δ	30,000	30,000
4.470% (SOFR + 0.110%), 06/24/2026Δ	50,000	50,000
4.490% (SOFR + 0.130%), 07/02/2026Δ	75,000	75,000

Description	Par	Value
4.485% (SOFR + 0.125%), 07/09/2026Δ	$40,000	$40,000
4.480% (SOFR + 0.120%), 07/10/2026Δ	100,000	100,000
4.480% (SOFR + 0.120%), 07/15/2026Δ	40,000	40,000
4.480% (SOFR + 0.120%), 07/23/2026Δ	90,000	90,000
4.485% (SOFR + 0.125%), 07/23/2026Δ	40,000	40,000
4.490% (SOFR + 0.130%), 07/23/2026Δ	20,000	20,000
4.490% (SOFR + 0.130%), 07/29/2026Δ	20,000	20,000
4.470% (U.S. Federal Funds Effective Rate + 0.140%), 08/12/2026Δ	68,000	67,999
4.490% (SOFR + 0.130%), 08/12/2026Δ	50,000	50,000
4.475% (SOFR + 0.115%), 08/14/2026Δ	100,000	100,000
4.495% (SOFR + 0.135%), 08/19/2026Δ	125,000	125,000
4.505% (SOFR + 0.145%), 08/20/2026Δ	150,000	150,000
4.435% (SOFR + 0.075%), 08/24/2026Δ	100,000	99,996
4.490% (U.S. Federal Funds Effective Rate + 0.160%), 08/26/2026Δ	50,000	50,000
4.500% (SOFR + 0.140%), 08/26/2026Δ	75,000	75,000
4.490% (SOFR + 0.130%), 08/28/2026Δ	104,545	104,640
4.500% (SOFR + 0.140%), 09/03/2026Δ	225,000	225,116
4.510% (SOFR + 0.150%), 09/03/2026Δ	35,000	35,000
4.500% (SOFR + 0.140%), 09/04/2026Δ	30,000	30,000
4.485% (U.S. Federal Funds Effective Rate + 0.155%), 09/16/2026Δ	108,600	108,669
4.495% (SOFR + 0.135%), 09/16/2026Δ	100,000	100,000
4.510% (SOFR + 0.150%), 09/17/2026Δ	25,000	25,000
4.485% (SOFR + 0.125%), 09/21/2026Δ	75,000	75,000
4.510% (SOFR + 0.150%), 09/23/2026Δ	75,000	75,000
4.500% (SOFR + 0.140%), 09/25/2026Δ	15,000	15,000
4.500% (SOFR + 0.140%), 10/01/2026Δ	100,000	100,000
4.520% (SOFR + 0.160%), 10/01/2026Δ	100,000	100,000
4.485% (SOFR + 0.125%), 10/06/2026Δ	200,000	200,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	3

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Government Agency Debt — (Continued)
4.500% (SOFR + 0.140%), 10/09/2026Δ	$20,000	$20,000
4.495% (SOFR + 0.135%), 10/15/2026Δ	75,000	75,000
4.495% (SOFR + 0.135%), 10/21/2026Δ	50,000	50,000
4.500% (SOFR + 0.140%), 10/23/2026Δ	100,000	100,000
4.515% (SOFR + 0.155%), 10/30/2026Δ	100,000	100,000
4.490% (SOFR + 0.130%), 11/02/2026Δ	200,000	200,000
4.500% (SOFR + 0.140%), 11/04/2026Δ	100,000	100,000
4.510% (U.S. Federal Funds Effective Rate + 0.180%), 11/06/2026Δ	65,000	65,000
4.435% (SOFR + 0.075%), 11/16/2026Δ	40,000	40,000
4.495% (SOFR + 0.135%), 11/18/2026Δ	60,000	60,000
4.495% (SOFR + 0.135%), 11/23/2026Δ	50,000	50,000
4.460% (U.S. Federal Funds Effective Rate + 0.130%), 11/24/2026Δ	25,000	25,025
4.500% (SOFR + 0.140%), 12/02/2026Δ	55,000	55,000
4.505% (U.S. Federal Funds Effective Rate + 0.175%), 12/04/2026Δ	100,000	100,000
4.495% (SOFR + 0.135%), 12/09/2026Δ	80,000	80,000
4.505% (SOFR + 0.145%), 12/16/2026Δ	25,000	25,000
4.495% (SOFR + 0.135%), 12/18/2026Δ	85,000	85,000
4.495% (SOFR + 0.135%), 12/23/2026Δ	60,000	60,000
4.510% (SOFR + 0.150%), 12/23/2026Δ	75,000	75,000
4.500% (SOFR + 0.140%), 12/30/2026Δ	100,000	100,000
4.495% (SOFR + 0.135%), 01/08/2027Δ	75,000	75,000
4.495% (SOFR + 0.135%), 01/14/2027Δ	35,000	35,000
4.420% (U.S. Federal Funds Effective Rate + 0.090%), 01/25/2027Δ	55,000	55,000
4.465% (U.S. Federal Funds Effective Rate + 0.135%), 02/03/2027Δ	20,000	20,000
4.490% (SOFR + 0.130%), 02/03/2027Δ	150,000	150,000
4.475% (SOFR + 0.115%), 02/10/2027Δ	50,000	50,000
4.495% (SOFR + 0.135%), 02/10/2027Δ	130,000	130,000

Description	Par	Value
4.455% (SOFR + 0.095%), 02/12/2027Δ	$200,000	$200,000
4.430% (U.S. Federal Funds Effective Rate + 0.100%), 02/18/2027Δ	80,000	80,000
4.450% (SOFR + 0.090%), 02/24/2027Δ	30,000	30,000
4.445% (SOFR + 0.085%), 02/26/2027Δ	110,000	110,000
Federal Home Loan Bank
4.370% (SOFR + 0.010%), 03/03/2025Δ	550,000	550,000
4.385% (SOFR + 0.025%), 03/04/2025Δ	250,000	250,000
4.450%, 03/05/2025	140,475	140,406
4.370% (SOFR + 0.010%), 03/06/2025Δ	200,000	200,000
4.380% (SOFR + 0.020%), 03/10/2025Δ	100,000	100,000
4.365% (SOFR + 0.005%), 03/11/2025Δ	100,000	100,000
4.359%, 03/12/2025	598,752	597,965
4.380% (SOFR + 0.020%), 03/14/2025Δ	200,000	200,000
4.380% (SOFR + 0.020%), 03/17/2025Δ	70,000	70,000
4.461%, 03/21/2025	60,000	59,853
4.390% (SOFR + 0.030%), 03/24/2025Δ	235,000	235,001
4.293%, 03/28/2025	540,000	538,285
4.395%, 04/03/2025	150,000	149,404
4.370% (SOFR + 0.010%), 04/08/2025Δ	200,000	200,000
4.370% (SOFR + 0.010%), 04/09/2025Δ	100,000	100,000
4.390% (SOFR + 0.030%), 04/10/2025Δ	142,125	142,126
4.490% (SOFR + 0.130%), 04/11/2025Δ	100,000	100,000
4.339%, 04/16/2025	63,000	62,655
4.350%, 04/21/2025	92,350	91,789
4.500% (SOFR + 0.140%), 04/21/2025Δ	85,000	85,006
4.390% (SOFR + 0.030%), 04/23/2025Δ	100,000	100,000
4.395% (SOFR + 0.035%), 04/23/2025Δ	250,000	250,000
4.400%, 04/25/2025	77,000	76,489
4.380%, 05/07/2025	85,284	84,598
4.380%, 05/14/2025	30,000	29,734
4.495% (SOFR + 0.135%), 05/14/2025Δ	50,000	50,000
4.380% (SOFR + 0.020%), 05/15/2025Δ	135,000	135,000
4.500% (SOFR + 0.140%), 05/19/2025Δ	50,000	50,000
4.284%, 05/23/2025	41,000	40,601
4.279%, 05/30/2025	71,273	70,521

The accompanying notes are an integral part of the financial statements.

4	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Government Agency Debt — (Continued)
4.380% (SOFR + 0.020%), 06/06/2025Δ	$100,000	$100,000
4.500% (SOFR + 0.140%), 06/17/2025Δ	25,000	25,000
4.520% (SOFR + 0.160%), 07/03/2025Δ	125,000	125,000
4.515% (SOFR + 0.155%), 07/08/2025Δ	100,000	100,000
4.520% (SOFR + 0.160%), 07/14/2025Δ	50,000	50,000
4.520% (SOFR + 0.160%), 07/28/2025Δ	50,000	50,000
4.430% (SOFR + 0.070%), 08/20/2025Δ	50,000	50,000
4.515% (SOFR + 0.155%), 08/21/2025Δ	25,000	25,000
4.515% (SOFR + 0.155%), 08/22/2025Δ	50,000	50,000
4.510% (SOFR + 0.150%), 09/02/2025Δ	50,000	50,000
4.455% (SOFR + 0.095%), 09/19/2025Δ	75,000	75,008
4.515% (SOFR + 0.155%), 09/29/2025Δ	50,000	50,000
0.860%, 10/14/2025	15,000	14,690
4.460% (SOFR + 0.100%), 10/16/2025Δ	50,000	50,000
4.250%, 11/19/2025	100,000	99,918
4.500%, 11/24/2025	100,000	99,987
4.250%, 12/05/2025	150,000	149,843
4.515% (SOFR + 0.155%), 12/08/2025Δ	100,000	100,000
4.505% (SOFR + 0.145%), 12/26/2025Δ	50,000	50,000
0.625%, 01/22/2026	26,000	25,184
4.125%, 01/23/2026	116,000	115,881
0.650%, 01/28/2026	16,000	15,493
0.700%, 01/28/2026	21,000	20,344
4.300%, 01/29/2026	400,000	400,000
4.390%, 01/30/2026	150,000	150,000
4.490% (SOFR + 0.130%), 02/02/2026Δ	100,000	100,000
4.370%, 02/06/2026	100,000	100,000
4.370%, 02/06/2026	150,000	150,000
4.370%, 02/09/2026	650,000	650,000
4.420%, 02/09/2026	399,400	399,400
4.420%, 02/09/2026	90,000	90,000
0.580%, 02/11/2026	50,000	48,303
4.360%, 02/13/2026	100,000	100,000
4.370%, 02/13/2026	250,000	250,000
4.460% (SOFR + 0.100%), 02/13/2026Δ	50,000	50,000
4.490% (SOFR + 0.130%), 02/13/2026Δ	100,000	100,000
4.340%, 03/06/2026	200,000	200,000
4.500% (SOFR + 0.140%), 03/12/2026Δ	100,000	100,000
4.300%, 03/13/2026	200,000	200,000

Description	Par	Value
4.465% (SOFR + 0.105%), 03/13/2026Δ	$100,000	$100,000
4.300%, 03/26/2026	240,000	240,000
4.460% (SOFR + 0.100%), 03/27/2026Δ	50,000	50,000
4.460% (SOFR + 0.100%), 04/02/2026Δ	100,000	100,000
4.460% (SOFR + 0.100%), 04/06/2026Δ	75,000	75,000
4.470% (SOFR + 0.110%), 04/10/2026Δ	89,000	89,005
4.460% (SOFR + 0.100%), 04/22/2026Δ	100,000	100,000
4.460% (SOFR + 0.100%), 05/07/2026Δ	150,000	150,000
4.455% (SOFR + 0.095%), 06/17/2026Δ	75,000	75,000
4.490% (SOFR + 0.130%), 06/24/2026Δ	100,000	100,000
4.475% (SOFR + 0.115%), 07/16/2026Δ	75,000	75,000
4.480% (SOFR + 0.120%), 07/24/2026Δ	75,000	75,000
4.500% (SOFR + 0.140%), 09/14/2026Δ	50,000	50,000
4.500% (SOFR + 0.140%), 09/18/2026Δ	50,000	50,000
4.500% (SOFR + 0.140%), 10/29/2026Δ	100,000	100,115
4.495% (SOFR + 0.135%), 12/11/2026Δ	50,000	50,000
4.495% (SOFR + 0.135%), 12/16/2026Δ	100,000	100,000
4.495% (SOFR + 0.135%), 01/19/2027Δ	50,000	50,000
4.470% (SOFR + 0.110%), 02/12/2027Δ	150,000	150,000
4.450% (SOFR + 0.090%), 03/01/2027Δ	75,000	75,000
Federal Home Loan Mortgage Corporation
3.875%, 08/15/2025	150,000	149,558
0.570%, 09/24/2025	37,705	36,921
4.450% (SOFR + 0.090%), 01/26/2026Δ	75,000	75,000
4.460% (SOFR + 0.100%), 02/09/2026Δ	75,000	75,000
4.470% (SOFR + 0.110%), 03/05/2026Δ	64,000	64,000
4.475% (SOFR + 0.115%), 04/02/2026Δ	37,000	37,000
4.470% (SOFR + 0.110%), 05/07/2026Δ	30,000	30,000
4.500% (SOFR + 0.140%), 09/04/2026Δ	41,000	41,000
4.500% (SOFR + 0.140%), 09/23/2026Δ	30,000	30,000
4.500% (SOFR + 0.140%), 10/16/2026Δ	59,000	59,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	5

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Government Agency Debt — (Continued)
4.510% (SOFR + 0.140%), 10/29/2026Δ	$40,000	$40,000
Total U.S. Government Agency Debt (Cost $23,550,217)		23,550,217

	Shares
Investment Companies Ω — 0.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.240%	175,000,000	175,000
Deutsche Government Money Market Series Fund, Institutional Class, 4.290%	250,000,000	250,000
Goldman Sachs Financial Square Money Market Fund, Institutional Class, 4.280%	250,000,000	250,000
Invesco Government & Agency Portfolio, Institutional Class, 4.288%	275,000,000	275,000
Total Investment Companies (Cost $950,000)		950,000

	Par
U.S. Government Agency Repurchase Agreements — 5.8%
FICC/State Street
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $2,400,872 (collateralized by various government agency securities: Total market value $2,448,000)	$2,400,000	2,400,000
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $3,001,090 (collateralized by various government agency securities: Total market value $3,060,000)	3,000,000	3,000,000
TD Securities (USA) LLC
4.350%, dated 02/27/2025, matures 03/06/2025, repurchase price $700,592 (collateralized by various government agency securities: Total market value $714,000)	700,000	700,000
Total U.S. Government Agency Repurchase Agreements (Cost $6,100,000)		6,100,000

Description	Par	Value
U.S. Treasury Repurchase Agreements — 43.2%
Bank of Montreal
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $125,045 (collateralized by U.S. Treasury obligations: Total market value $127,500)	$125,000	$125,000
Bank of Nova Scotia
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $1,074,193 (collateralized by U.S. Treasury obligations: Total market value $1,095,279)	1,073,803	1,073,803
Barclays Capital Inc.
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $150,054 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
BNP Paribas
4.250%, dated 02/28/2025, matures 03/03/2025, repurchase price $350,124 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $550,200 (collateralized by U.S. Treasury obligations: Total market value $561,000)	550,000	550,000
4.370%, dated 12/09/2024, matures 03/07/2025, repurchase price $202,136 (collateralized by U.S. Treasury obligations: Total market value $204,000)Ø	200,000	200,000
4.510%, dated 11/20/2024, matures 03/07/2025, repurchase price $329,357 (collateralized by U.S. Treasury obligations: Total market value $331,500)Ø	325,000	325,000
4.280%, dated 01/21/2025, matures 03/07/2025, repurchase price $603,210 (collateralized by U.S. Treasury obligations: Total market value $612,000)Ø	600,000	600,000
4.510%, dated 11/19/2024, matures 03/07/2025, repurchase price $354,736 (collateralized by U.S. Treasury obligations: Total market value $357,000)Ø	350,000	350,000

The accompanying notes are an integral part of the financial statements.

6	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
4.460%, dated 11/26/2024, matures 03/07/2025, repurchase price $303,754 (collateralized by U.S. Treasury obligations: Total market value $306,000)Ø	$300,000	$300,000
Canadian Imperial Bank of Commerce
4.320%, dated 02/10/2025, matures 03/07/2025, repurchase price $351,050 (collateralized by U.S. Treasury obligations: Total market value $357,900)Ø	350,000	350,000
4.310%, dated 02/06/2025, matures 03/07/2025, repurchase price $501,736 (collateralized by U.S. Treasury obligations: Total market value $511,527)Ø	500,000	500,000
4.300%, dated 01/29/2025, matures 03/07/2025, repurchase price $1,556,850 (collateralized by U.S. Treasury obligations: Total market value $1,587,043)Ø	1,550,000	1,550,000
4.330%, dated 02/28/2025, matures 03/07/2025, repurchase price $300,253 (collateralized by U.S. Treasury obligations: Total market value $306,111)Ø	300,000	300,000
Credit Agricole Corporate and Investment Bank
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $517,204 (collateralized by U.S. Treasury obligations: Total market value $527,357)	517,016	517,016
4.310%, dated 02/13/2025, matures 03/07/2025, repurchase price $150,395 (collateralized by U.S. Treasury obligations: Total market value $153,000)Ø	150,000	150,000
4.300%, dated 01/21/2025, matures 03/07/2025, repurchase price $527,822 (collateralized by U.S. Treasury obligations: Total market value $535,500)Ø	525,000	525,000
4.330%, dated 02/27/2025, matures 03/07/2025, repurchase price $650,625 (collateralized by U.S. Treasury obligations: Total market value $663,000)Ø	650,000	650,000

Description	Par	Value
4.330%, dated 02/27/2025, matures 03/07/2025, repurchase price $525,505 (collateralized by U.S. Treasury obligations: Total market value $535,500)Ø	$525,000	$525,000
Federal Reserve Bank of New York
4.250%, dated 02/28/2025, matures 03/03/2025, repurchase price $1,775,629 (collateralized by U.S. Treasury obligations: Total market value $1,775,629)	1,775,000	1,775,000
FICC/Bank of New York
4.330%, dated 02/28/2025, matures 03/03/2025, repurchase price $750,271 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $7,752,816 (collateralized by U.S. Treasury obligations: Total market value $7,905,000)	7,750,000	7,750,000
FICC/BNP Paribas
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $4,001,453 (collateralized by U.S. Treasury obligations: Total market value $4,080,000)	4,000,000	4,000,000
FICC/Credit Agricole
4.370%, dated 02/28/2025, matures 03/03/2025, repurchase price $650,237 (collateralized by U.S. Treasury obligations: Total market value $663,222)	650,000	650,000
FICC/JP Morgan
4.370%, dated 02/28/2025, matures 03/03/2025, repurchase price $1,150,419 (collateralized by U.S. Treasury obligations: Total market value $1,173,427)	1,150,000	1,150,000
FICC/Northern Trust
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $8,503,081 (collateralized by U.S. Treasury obligations: Total market value $8,670,000)	8,500,000	8,500,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	7

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
Goldman Sachs & Co. LLC
4.310%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
HSBC Securities (USA), Inc.
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $150,055 (collateralized by U.S. Treasury obligations: Total market value $153,056)	150,000	150,000
4.370% (SOFR - 0.020%), dated 02/28/2025, matures 03/07/2025, repurchase price $300,255 (collateralized by U.S. Treasury obligations: Total market value $306,111)ΔØ	300,000	300,000
ING Financial Markets LLC
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
4.310%, dated 02/25/2025, matures 03/04/2025, repurchase price $50,042 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
4.340%, dated 02/27/2025, matures 03/06/2025, repurchase price $50,042 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
JP Morgan Securities LLC
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $3,151,145 (collateralized by U.S. Treasury obligations: Total market value $3,214,167)	3,150,000	3,150,000
MUFG Securities (Canada) Ltd.
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $450,164 (collateralized by U.S. Treasury obligations: Total market value $459,167)	450,000	450,000
4.330%, dated 02/28/2025, matures 03/07/2025, repurchase price $450,379 (collateralized by U.S. Treasury obligations: Total market value $459,166)	450,000	450,000

Description	Par	Value
4.310%, dated 01/30/2025, matures 03/07/2025, repurchase price $803,448 (collateralized by U.S. Treasury obligations: Total market value $819,126)Ø	$800,000	$800,000
4.410% (SOFR + 0.020%), dated 02/28/2025, matures 04/04/2025, repurchase price $502,144 (collateralized by U.S. Treasury obligations: Total market value $510,187)ΔØ∞	500,000	500,000
RBC Dominion Securities Inc
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $1,000,363 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
4.300%, dated 01/30/2025, matures 03/07/2025, repurchase price $2,385,213 (collateralized by U.S. Treasury obligations: Total market value $2,422,500)Ø	2,375,000	2,375,000
Royal Bank of Canada
4.300%, dated 01/30/2025, matures 03/07/2025, repurchase price $351,505 (collateralized by U.S. Treasury obligations: Total market value $357,000)Ø	350,000	350,000
4.320%, dated 02/25/2025, matures 03/07/2025, repurchase price $650,780 (collateralized by U.S. Treasury obligations: Total market value $663,000)Ø	650,000	650,000
4.330%, dated 02/19/2025, matures 03/07/2025, repurchase price $350,674 (collateralized by U.S. Treasury obligations: Total market value $357,000)Ø	350,000	350,000
4.300%, dated 02/05/2025, matures 03/07/2025, repurchase price $501,792 (collateralized by U.S. Treasury obligations: Total market value $510,000)Ø	500,000	500,000
Societe Generale NY
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
Government Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted) (Concluded)

Description	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
TD Securities (USA) LLC
4.370%, dated 02/28/2025, matures 03/03/2025, repurchase price $300,109 (collateralized by U.S. Treasury obligations: Total market value $306,000)	$300,000	$300,000
Total U.S. Treasury Repurchase Agreements (Cost $45,390,819)		45,390,819
Total Investments — 100.1% (Cost $105,238,124)		$105,238,124
Other Assets and Liabilities, Net — (0.1)%		(101,952)
Total Net Assets — 100.0%		$105,136,172

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of February 28, 2025.
Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2025.
Ω	The rate shown is the annualized seven-day yield as of February 28, 2025.
∅	The maturity date shown represents the next put date.
∞
Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2025, the value of these investments was $500,000 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviation:
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	9

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)

Description	Par	Value
Non-Negotiable Time Deposits — 8.3%
Canadian Imperial Bank of Commerce, Toronto Branch
4.300%, 03/03/2025	$55,000	$55,000
Credit Agricole Corporate and Investment Bank, New York Branch 4.310%, 03/03/2025	45,000	45,000
Total Non-Negotiable Time Deposits (Cost $100,000)		100,000
Financial Company Commercial Paper — 8.3%
Barclays US CCP
4.410%, 03/06/2025■	50,000	49,964
CDP Financial Inc
4.390%, 03/05/2025■	50,000	49,970
Total Financial Company Commercial Paper (Cost $99,946)		99,934
Asset Backed Commercial Paper — 7.1%
Autobahn Funding Co LLC
4.390%, 03/04/2025■	50,000	49,976
Great Bear Funding LLC
4.400%, 03/06/2025■	25,000	24,982
4.400%, 03/07/2025■	11,000	10,990
Total Asset Backed Commercial Paper (Cost $85,959)		85,948
Variable Rate Demand Note — 1.9%
ECMC Group Inc
4.370%, 03/07/2025#Ø (Cost $23,200)	23,200	23,200
Other Repurchase Agreements — 26.7%
BNP Paribas
4.420% (OBFR + 0.090%), dated 02/28/2025, matures 03/03/2025, repurchase price $2,001 (collateralized by various securities: Total market value $2,100)Δ	2,000	2,000
4.480% (OBFR + 0.150%), dated 02/28/2025, matures 03/03/2025, repurchase price $45,017 (collateralized by various securities: Total market value $47,250)Δ	45,000	45,000

Description	Par	Value
BofA Securities, Inc.
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $35,013 (collateralized by various securities: Total market value $36,750)	$35,000	$35,000
Credit Agricole Corporate and Investment Bank
4.390% (OBFR + 0.060%), dated 02/28/2025, matures 03/07/2025, repurchase price $5,004 (collateralized by various securities: Total market value $5,250)ΔØ	5,000	5,000
HSBC Securities (USA), Inc.
4.430% (OBFR + 0.100%), dated 02/28/2025, matures 03/03/2025, repurchase price $43,016 (collateralized by various securities: Total market value $45,167)Δ	43,000	43,000
ING Financial Markets LLC
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $45,016 (collateralized by various securities: Total market value $47,250)	45,000	45,000
JP Morgan Securities LLC
4.450% (OBFR + 0.120%), dated 02/28/2025, matures 03/07/2025, repurchase price $25,022 (collateralized by various securities: Total market value $26,341)ΔØ	25,000	25,000
4.480% (OBFR + 0.150%), dated 02/28/2025, matures 03/07/2025, repurchase price $15,013 (collateralized by various securities: Total market value $15,805)ΔØ	15,000	15,000
MUFG Securities Americas Inc.
4.390%, dated 02/28/2025, matures 03/03/2025, repurchase price $15,005 (collateralized by various securities: Total market value $15,751)	15,000	15,000
4.400% (OBFR + 0.070%), dated 02/28/2025, matures 03/03/2025, repurchase price $30,011 (collateralized by various securities: Total market value $31,500)Δ	30,000	30,000

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted) (Concluded)

Description	Par	Value
Other Repurchase Agreements — (Continued)
Societe Generale
4.510% (OBFR + 0.180%), dated 02/28/2025, matures 03/03/2025, repurchase price $17,006 (collateralized by various securities: Total market value $17,850)Δ	$17,000	$17,000
TD Securities (USA) LLC
4.400% (OBFR + 0.070%), dated 02/28/2025, matures 03/03/2025, repurchase price $45,017 (collateralized by various securities: Total market value $47,254)Δ	45,000	45,000
Total Other Repurchase Agreements (Cost $322,000)		322,000
U.S. Treasury Repurchase Agreements — 47.9%
Bank of Nova Scotia
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $389,423 (collateralized by U.S. Treasury obligations: Total market value $397,068)	389,282	389,282
Credit Agricole Corporate and Investment Bank
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $187,500 (collateralized by U.S. Treasury obligations: Total market value $191,181)	187,432	187,432
Total U.S. Treasury Repurchase Agreements (Cost $576,714)		576,714
Total Investments — 100.2% (Cost $1,207,819)		$1,207,796
Other Assets and Liabilities, Net — (0.2)%		(2,553)
Total Net Assets — 100.0%		$1,205,243

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of February 28, 2025.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2025, the value of these investments was $185,882 or 15.4% of total net assets.

Δ	Variable Rate Security - The rate shown is the rate in effect as of February 28, 2025.
#	Adjustable Rate Security - The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
Ø	The maturity date shown represents the next put date.
Investment Abbreviation:
OBFR - Overnight Bank Funding Rate
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	11

Schedule of Investments
Retail Prime Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)

Description	Par	Value
Financial Company Commercial Paper — 19.5%
ASB Bank Ltd
4.610% (SOFR + 0.280%), 07/07/2025Δ■	$5,000	$5,000
Australia & New Zealand Banking Group
4.550% (SOFR + 0.190%), 04/14/2025Δ■	10,000	10,000
4.560% (SOFR + 0.200%), 05/15/2025Δ■	5,000	5,000
4.510% (SOFR + 0.150%), 08/27/2025Δ■	10,000	10,000
Bank of Montreal
4.532%, 03/18/2025	12,000	11,975
Barclays US CCP
4.410%, 03/05/2025■	83,000	82,960
BofA Securities, Inc.
4.620% (SOFR + 0.290%), 03/10/2025Δ	25,000	25,000
4.630% (SOFR + 0.300%), 06/13/2025Δ	10,000	10,000
4.620% (SOFR + 0.290%), 08/28/2025Δ	5,000	5,000
CDP Financial Inc
4.400%, 03/03/2025■	25,000	24,994
4.390%, 03/05/2025■	50,000	49,976
Citigroup Global Markets Inc
4.593%, 05/15/2025■	5,000	4,953
Commonwealth Bank of Australia
4.600% (SOFR + 0.240%), 04/17/2025Δ■	10,000	10,000
4.550% (SOFR + 0.190%), 05/20/2025Δ■	7,000	7,000
4.540% (SOFR + 0.180%), 08/11/2025Δ■	10,000	10,000
4.640% (SOFR + 0.280%), 10/03/2025Δ■	10,000	10,002
DZ Bank/NY
4.410%, 07/08/2025■	20,000	19,688
4.380%, 08/14/2025■	10,000	9,801
Kreditanstalt Fuer Wiederaufbau
4.557%, 03/04/2025■	15,000	14,994
Macquarie Bank Ltd
4.512%, 03/14/2025■	10,000	9,984
4.500% (SOFR + 0.170%), 03/18/2025Δ■	10,000	10,000
MetLife Short Term Funding LLC
4.380%, 06/04/2025■	8,463	8,366
4.360%, 06/27/2025■	10,000	9,859
4.380%, 08/21/2025■	15,000	14,689
Mizuho Bank Ltd/NY
4.550% (SOFR + 0.220%), 03/05/2025Δ	5,000	5,000
4.410%, 06/16/2025■	10,000	9,871

Description	Par	Value
National Australia Bank Ltd
4.570% (SOFR + 0.210%), 06/18/2025Δ■	$5,000	$5,000
4.600% (SOFR + 0.240%), 06/27/2025Δ■	5,000	5,000
National Securities Clearing Corp
4.360%, 06/20/2025■	15,000	14,801
New York Life Cap Corp
4.390%, 05/16/2025■	5,000	4,954
Nordea Bank Abp
4.560% (SOFR + 0.200%), 06/13/2025Δ■	5,000	5,000
4.520% (SOFR + 0.160%), 08/21/2025Δ■	10,000	10,000
NRW.Bank
4.623%, 03/05/2025■	10,000	9,995
4.542%, 04/16/2025■	30,000	29,828
4.385%, 05/27/2025■	10,000	9,895
Pacific Life Short Term Funding LLC
4.390%, 05/27/2025■	10,000	9,895
Pricoa Short Term Funding LLC
4.512%, 06/02/2025■	10,000	9,885
PSP Capital Inc
4.410%, 03/06/2025■	30,000	29,982
4.380%, 04/02/2025■	25,000	24,904
4.360%, 08/22/2025■	12,000	11,751
Royal Bank of Canada
4.410%, 07/28/2025	10,000	9,820
Royal Bank of Canada/NY
4.570% (SOFR + 0.210%), 05/19/2025Δ■	7,000	7,000
Skandinaviska Enskilda Banken AB
4.542%, 05/09/2025■	10,000	9,914
4.580% (SOFR + 0.250%), 07/01/2025Δ■	5,000	5,000
4.510% (SOFR + 0.180%), 08/11/2025Δ■	10,000	10,000
Sumitomo Mitsui Trust/NY
4.421%, 05/22/2025■	10,000	9,901
Swedbank
4.380%, 08/07/2025■	15,000	14,714
4.520% (SOFR + 0.190%), 09/12/2025Δ■	5,000	5,000
Toronto-Dominion Bank
4.590% (U.S. Federal Funds Effective Rate + 0.260%), 08/13/2025Δ■	5,000	5,000
Westpac Securities NZ Ltd/London
4.620% (SOFR + 0.260%), 10/08/2025Δ■	10,000	10,000
4.350%, 10/27/2025■	18,175	17,655
Total Financial Company Commercial Paper (Cost $679,006)		679,006

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
Asset Backed Commercial Paper — 13.3%
Autobahn Funding Co LLC
4.410%, 03/04/2025■	$10,000	$9,996
4.400%, 03/14/2025■	10,000	9,984
4.421%, 03/25/2025■	10,000	9,971
Bedford Row Funding Corp
4.522%, 05/05/2025■	10,000	9,919
CAFCO LLC
4.623%, 03/17/2025■	5,000	4,990
4.593%, 04/07/2025■	10,000	9,953
4.562%, 04/21/2025■	12,000	11,924
4.562%, 04/28/2025■	10,000	9,928
4.390%, 08/01/2025■	10,000	9,816
4.390%, 08/04/2025■	10,000	9,812
4.400%, 08/22/2025■	7,000	6,853
Collateralized Commercial Paper FLEX Co., LLC
4.660% (SOFR + 0.300%), 06/17/2025Δ■	10,000	10,000
CRC Funding LLC
4.441%, 08/18/2025■	7,000	6,855
Fairway Finance Co LLC
4.552%, 05/05/2025■	10,000	9,919
4.512%, 05/16/2025■	10,000	9,906
4.380%, 06/05/2025■	7,200	7,117
Great Bear Funding LLC
4.400%, 03/06/2025■	11,000	10,993
Liberty Street Funding LLC
4.664%, 03/03/2025■	10,000	9,997
4.431%, 04/14/2025■	10,000	9,947
4.573%, 04/28/2025■	10,260	10,185
4.573%, 05/21/2025■	10,000	9,899
4.573%, 05/27/2025■	5,000	4,946
4.532%, 06/02/2025■	10,000	9,885
4.461%, 06/10/2025■	10,000	9,877
4.431%, 07/01/2025■	10,000	9,852
4.421%, 07/07/2025■	10,000	9,845
4.380%, 07/31/2025■	10,000	9,818
4.339%, 08/28/2025■	15,000	14,679
Longship Funding LLC
4.664%, 03/03/2025■	10,000	9,997
4.512%, 03/06/2025■	10,000	9,994
4.410%, 03/14/2025■	20,000	19,969
4.431%, 03/24/2025■	15,000	14,958
Manhattan Asset Funding Co LLC
4.552%, 03/14/2025■	10,000	9,984
4.532%, 03/17/2025■	10,000	9,980
4.390%, 06/02/2025■	15,000	14,832
4.431%, 06/06/2025■	10,705	10,579
4.410%, 06/26/2025■	11,000	10,845
Old Line Funding LLC
4.512%, 03/17/2025■	20,000	19,960
4.570% (SOFR + 0.240%), 06/09/2025Δ■	5,000	5,000

Description	Par	Value
Sheffield Receivables Co LLC
4.421%, 03/10/2025■	$20,000	$19,978
Thunder Bay Funding LLC
4.380%, 05/08/2025■	10,000	9,918
4.580% (SOFR + 0.250%), 07/08/2025Δ■	10,000	10,000
4.600% (SOFR + 0.270%), 07/15/2025Δ■	10,000	10,000
4.360%, 08/20/2025■	10,000	9,795
Total Asset Backed Commercial Paper (Cost $462,655)		462,655
Non-Financial Company Commercial Paper — 7.8%
Caterpillar Financial Services Corp
4.390%, 03/03/2025	15,000	14,996
Chevron Corp
4.380%, 03/03/2025■	25,000	24,994
4.512%, 04/23/2025■	10,000	9,935
4.502%, 05/30/2025■	10,000	9,889
4.339%, 08/27/2025■	15,000	14,681
Cisco Systems Inc
4.512%, 05/08/2025■	12,000	11,899
4.461%, 06/12/2025■	10,000	9,874
4.380%, 07/07/2025■	15,000	14,770
4.350%, 08/18/2025■	10,000	9,797
Exxon Mobil Corp
4.390%, 03/11/2025	10,000	9,988
Kenvue Inc
4.390%, 03/05/2025■	10,000	9,995
Pepsico Inc
4.339%, 08/18/2025■	10,000	9,798
Siemens Capital Co LLC
4.380%, 03/06/2025■	20,000	19,988
TotalEnergies Capital SA
4.410%, 03/12/2025■	15,000	14,980
4.593%, 03/18/2025■	15,000	14,968
4.421%, 03/27/2025■	15,325	15,277
4.431%, 03/28/2025■	15,000	14,951
4.421%, 03/31/2025■	16,000	15,942
4.431%, 05/05/2025■	10,000	9,921
4.431%, 06/17/2025■	15,000	14,803
Total Non-Financial Company Commercial Paper (Cost $271,446)		271,446

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	13

Schedule of Investments
Retail Prime Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
Non-Negotiable Time Deposits — 7.6%
Canadian Imperial Bank of Commerce, Toronto Branch
4.300%, 03/03/2025	$170,000	$170,000
Credit Agricole Corporate and Investment Bank, New York Branch
4.310%, 03/03/2025	95,861	95,861
Total Non-Negotiable Time Deposits (Cost $265,861)		265,861
Other Instruments — 4.8%
Bank of New York Mellon Corp
1.600%, 04/24/2025	718	715
Chevron USA Inc
0.687%, 08/12/2025	5,565	5,471
Citibank NA
5.163% (SOFR + 0.805%), 09/29/2025Δ	10,390	10,419
Commonwealth Bank of Australia
5.125% (SOFR + 0.740%), 03/14/2025Δ■	22,463	22,468
4.739% (SOFR + 0.400%), 07/07/2025Δ■	12,179	12,189
Exxon Mobil Corp
2.709%, 03/06/2025	11,487	11,484
2.992%, 03/19/2025	15,308	15,297
John Deere Capital Corp
4.978% (SOFR + 0.560%), 03/07/2025Δ	3,000	3,000
Macquarie Bank Ltd
3.231%, 03/21/2025 ■	1,995	1,994
5.669% (SOFR + 1.310%), 03/21/2025Δ■	1,990	1,991
MassMutual Global Funding II
5.229% (SOFR + 0.870%), 03/21/2025Δ■	27,316	27,327
New York Life Global Funding
4.956% (SOFR + 0.610%), 04/21/2025Δ■	10,000	10,007
0.950%, 06/24/2025 ■	3,000	2,967
Pacific Life Global Funding II
1.200%, 06/24/2025 ■	8,940	8,847
Siemens Financieringsmaatschappij NV
3.250%, 05/27/2025 ■	5,800	5,782
Skandinaviska Enskilda Banken AB
3.700%, 06/09/2025 ■	1,170	1,167
Swedbank AB
3.356%, 04/04/2025 ■	2,202	2,200
Texas Instruments Inc
1.375%, 03/12/2025	10,000	9,991
Westpac Banking Corp
3.735%, 08/26/2025	11,945	11,898
Total Other Instruments (Cost $165,214)		165,214

Description	Par	Value
Certificates of Deposit — 4.2%
Bank of Nova Scotia/Houston
4.700% (SOFR + 0.340%), 06/04/2025Δ	$7,200	$7,202
Commonwealth Bank of Australia/NY
4.600% (SOFR + 0.240%), 02/23/2026Δ	5,000	5,001
DZ Bank/NY
4.600%, 05/20/2025	7,000	7,000
4.650%, 06/27/2025	5,000	5,000
4.430%, 08/07/2025	10,000	9,999
Mizuho Bank Ltd/NY
4.560% (SOFR + 0.230%), 03/14/2025Δ	10,000	10,000
4.550% (SOFR + 0.220%), 04/09/2025Δ	5,000	5,000
4.560% (SOFR + 0.230%), 04/29/2025Δ	15,000	15,000
4.560% (SOFR + 0.230%), 07/22/2025Δ	5,000	5,000
4.410%, 07/28/2025	5,000	5,000
4.550% (SOFR + 0.220%), 08/08/2025Δ	10,000	10,000
National Australia Bank Ltd/NY
4.610% (SOFR + 0.250%), 07/29/2025Δ	5,000	5,000
Nordea Bank Abp/NY
4.590% (SOFR + 0.230%), 07/01/2025Δ	5,000	5,000
Sumitomo Mitsui Bank/NY
4.560% (SOFR + 0.230%), 05/01/2025Δ	5,000	5,000
4.580% (SOFR + 0.220%), 08/06/2025Δ	10,000	10,000
Sumitomo Mitsui Trust/NY
4.580% (SOFR + 0.220%), 04/25/2025Δ	10,000	10,000
4.540% (SOFR + 0.180%), 09/05/2025Δ	10,000	10,000
Svenska Handelsbanken/NY
4.510% (SOFR + 0.180%), 08/11/2025Δ	10,000	10,000
Westpac Banking Corp/NY
4.610% (SOFR + 0.250%), 07/03/2025Δ	5,000	5,000
Total Certificates of Deposit (Cost $144,202)		144,202
Other Repurchase Agreements — 25.1%
BNP Paribas
4.420% (OBFR + 0.090%), dated 02/28/2025, matures 03/03/2025, repurchase price $16,006 (collateralized by various securities: Total market value $16,801)Δ	16,000	16,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
Other Repurchase Agreements — (Continued)
4.480% (OBFR + 0.150%), dated 02/28/2025, matures 03/03/2025, repurchase price $103,038 (collateralized by various securities: Total market value $108,150)Δ	$103,000	$103,000
4.580% (OBFR + 0.250%), dated 02/28/2025, matures 04/04/2025, repurchase price $27,120 (collateralized by various securities: Total market value $28,350)ΔØ∞	27,000	27,000
BofA Securities, Inc.
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $65,024 (collateralized by various securities: Total market value $68,250)	65,000	65,000
4.630% (OBFR + 0.300%), dated 02/28/2025, matures 04/04/2025, repurchase price $25,113 (collateralized by various securities: Total market value $26,250)ΔØ∞	25,000	25,000
Credit Agricole Corporate and Investment Bank
4.390% (OBFR + 0.060%), dated 02/28/2025, matures 03/07/2025, repurchase price $10,009 (collateralized by various securities: Total market value $10,500)ΔØ	10,000	10,000
HSBC Securities (USA), Inc.
4.430% (OBFR + 0.100%), dated 02/28/2025, matures 03/03/2025, repurchase price $107,040 (collateralized by various securities: Total market value $111,867)Δ	107,000	107,000
4.580% (SOFR + 0.190%), dated 02/28/2025, matures 04/04/2025, repurchase price $7,031 (collateralized by various securities: Total market value $7,353)ΔØ∞	7,000	7,000
ING Financial Markets LLC
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $125,045 (collateralized by various securities: Total market value $131,250)	125,000	125,000

Description	Par	Value
JP Morgan Securities LLC
4.450% (OBFR + 0.120%), dated 02/28/2025, matures 03/07/2025, repurchase price $30,026 (collateralized by various securities: Total market value $31,609)ΔØ	$30,000	$30,000
4.480% (OBFR + 0.150%), dated 02/28/2025, matures 03/07/2025, repurchase price $30,026 (collateralized by various securities: Total market value $31,610)ΔØ	30,000	30,000
4.730% (OBFR + 0.400%), dated 02/28/2025, matures 05/29/2025, repurchase price $31,367 (collateralized by various securities: Total market value $32,670)ΔØ∞	31,000	31,000
MUFG Securities Americas Inc.
4.390%, dated 02/28/2025, matures 03/03/2025, repurchase price $35,013 (collateralized by various securities: Total market value $36,750)	35,000	35,000
4.400% (OBFR + 0.070%), dated 02/28/2025, matures 03/03/2025, repurchase price $105,039 (collateralized by various securities: Total market value $110,250)Δ	105,000	105,000
Societe Generale
4.510% (OBFR + 0.180%), dated 02/28/2025, matures 03/03/2025, repurchase price $39,015 (collateralized by various securities: Total market value $40,950)Δ	39,000	39,000
TD Securities (USA) LLC
4.400% (OBFR + 0.070%), dated 02/28/2025, matures 03/03/2025, repurchase price $120,044 (collateralized by various securities: Total market value $126,003)Δ	120,000	120,000
Total Other Repurchase Agreements (Cost $875,000)		875,000
U.S. Treasury Repurchase Agreements — 18.5%
Bank of Nova Scotia
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $435,485 (collateralized by U.S. Treasury obligations: Total market value $444,034)	435,327	435,327

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	15

Schedule of Investments
Retail Prime Obligations Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted) (Concluded)

Description	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
Credit Agricole Corporate and Investment Bank
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $209,678 (collateralized by U.S. Treasury obligations: Total market value $213,794)	$209,602	$209,602
Total U.S. Treasury Repurchase Agreements (Cost $644,929)		644,929
Total Investments — 100.8% (Cost $3,508,313)		$3,508,313
Other Assets and Liabilities, Net - (0.8)%		(27,915)
Total Net Assets — 100.0%		$3,480,398

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
△	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2025.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 28, 2025, the value of these investments was $1,418,267 or 40.8% of total net assets.

Rate shown is the annualized yield as of February 28, 2025.
∅	The maturity date shown represents the next put date.
∞
Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2025, the value of these investments was $90,000 or 2.6% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)

Description	Par	Value
VARIABLE RATE DEMAND NOTES — 75.7%
District of Columbia — 1.9%
District of Columbia Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank) 1.900%, 03/07/2025#Ø	$200	$200
District of Columbia Multimodal Revenue Bonds, Medlantic/Helix Issue, Series 1998A Tranche I (LOC: TD Bank) 1.700%, 03/03/2025#Ø	7,500	7,500
		7,700
Florida — 5.2%
Halifax Hospital Medical Center Daytona Beach, Florida, Series 2008 (LOC: JPMorgan Chase Bank) 2.050%, 03/07/2025#Ø	9,780	9,780
Hillsborough County Industrial Development Authority Health System, Baycare Health System, Series 2020C (LOC: TD Bank) 1.800%, 03/07/2025#Ø	3,935	3,935
Miami-Dade County, Florida, Juvenile Courthouse Project, Series 2003B (LOC: TD Bank) 1.800%, 03/07/2025#Ø	6,810	6,810
		20,525
Georgia — 4.3%
Macon Water Authority, Tax-Exempt Adjustable Mode Water & Sewer Refunding and Improvement Revenue Bonds, Series 2018B 1.920%, 03/07/2025#Ø	17,120	17,120
Illinois — 13.7%
Illinois Educational Facilities Authority, The Adler Planetarium, Series 1997 (LOC: PNC Bank) 1.750%, 03/07/2025#Ø	5,100	5,100
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company) 1.900%, 03/07/2025#Ø	12,100	12,100
Illinois Finance Authority, St. Ignatius College Prep Project, Series 2006 (LOC: PNC Bank) 1.870%, 03/07/2025#Ø	12,000	12,000
Illinois Finance Authority, Steppenwolf Theatre Company Project, Series 2019 (LOC: Northern Trust Company) 1.930%, 03/07/2025#Ø	13,200	13,200
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank) 2.050%, 03/07/2025#Ø	4,195	4,195

Description	Par	Value
Illinois Finance Authority, The University of Chicago Medical Center, Series 2010A (LOC: Wells Fargo Bank) 1.450%, 03/03/2025#Ø	$4,545	$4,545
Illinois Finance Authority, The University of Chicago Medical Center, Series 2010B (LOC: TD Bank) 1.450%, 03/03/2025#Ø	3,200	3,200
		54,340
Indiana — 0.5%
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009C (LOC: Sumitomo Mitsui Banking) 1.750%, 03/07/2025#Ø	2,175	2,175
Kentucky — 3.8%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2013C (LOC: PNC Bank) 1.750%, 03/07/2025#Ø	14,990	14,990
Maryland — 1.6%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 1985A (LOC: TD Bank) 1.990%, 03/07/2025#Ø	2,900	2,900
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 1985B (LOC: TD Bank) 1.800%, 03/07/2025#Ø	3,370	3,370
		6,270
Minnesota — 2.5%
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q 2.000%, 03/07/2025#Ø	9,825	9,825
Mississippi — 3.5%
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2007B (GTD: Chevron Corp) 1.650%, 03/03/2025#Ø	1,435	1,435
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2007E (GTD: Chevron Corp) 1.650%, 03/03/2025#Ø	3,250	3,250
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2009C (GTD: Chevron Corp) 1.650%, 03/03/2025#Ø	1,685	1,685
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2009G (GTD: Chevron Corp) 1.650%, 03/03/2025#∅	855	855

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	17

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
Variable Rate Demand Notes — (Continued)
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2010A (GTD: Chevron Corp) 1.900%, 03/07/2025#∅	$120	$120
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2010I (GTD: Chevron Corp) 1.650%, 03/03/2025#∅	3,270	3,270
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2011B (GTD: Chevron Corp) 1.650%, 03/03/2025#∅	220	220
Mississippi Development Bank, Jackson County, Mississippi Industrial Water System Project, Series 2009 (GTD: Chevron Corp) 1.650%, 03/03/2025#∅	3,045	3,045
		13,880
Nevada — 3.5%
Clark County, Nevada Airport System, Series 2008D-2A (LOC: Wells Fargo Bank) 1.800%, 03/07/2025#∅	9,300	9,300
Clark County, Nevada Airport System, Series 2008D-2B (LOC: Sumitomo Mitsui Banking) 1.850%, 03/07/2025#∅	4,720	4,720
		14,020
New Jersey — 0.3%
Essex County Improvement Authority, New Jersey, Series 1986 (LOC: Wells Fargo Bank) 1.800%, 03/07/2025#∅	330	330
New Jersey Health Care Facilities Financing Authority, Series 2009D (LOC: TD Bank) 1.150%, 03/07/2025#∅	810	810
		1,140
New York — 3.9%
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds, Series 2013C-5 (LOC: Sumitomo Mitsui Banking) 1.800%, 03/07/2025#∅	15,490	15,490
Pennsylvania — 5.2%
Lancaster County Hospital Authority, Masonic Homes Project, Series 2008D (LOC: JPMorgan Chase Bank) 1.650%, 03/03/2025#∅	2,730	2,730

Description	Par	Value
Pennsylvania Turnpike Commission Variable Rate Turnpike Revenue Bonds, Series 2020A (LOC: Barclays Bank PLC) 1.750%, 03/07/2025#∅	$17,820	$17,820
		20,550
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp, Brown University, Series 2003B (LOC: Northern Trust Company) 1.900%, 03/07/2025#∅	1,450	1,450
Tennessee — 0.2%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series 2010V-C-1 (GTD: FHLB) 1.880%, 03/07/2025#∅	740	740
Texas — 10.8%
City of Houston, Texas, Combined Utility System, Series 2004B (LOC: Sumitomo Mitsui Banking) 1.780%, 03/07/2025#∅	6,000	6,000
City of Houston, Texas, Combined Utility System, Series 2018C (LOC: Barclays Bank PLC) 1.780%, 03/07/2025#∅	12,660	12,660
Gulf Coast Industrial Development Authority, ExxonMobil Project, Series 2012 (GTD: Exxon Mobil Corp) 1.700%, 03/03/2025#∅	17,820	17,820
Harris County Cultural Education Facilities, Texas Childrens Hospital Project, Series 2015-3 (LOC: TD Bank) 1.800%, 03/07/2025#∅	950	950
Tarrant County Cultural Education Facilities Finance Corp, Christus Health, Series 2008C-2 (LOC: Bank of New York Mellon) 1.800%, 03/07/2025#∅	135	135
Tarrant County Cultural Education Facilities Finance Corp, Methodist Hospitals of Dallas Project, Series 2008A (LOC: TD Bank) 1.500%, 03/03/2025#∅	4,225	4,225
University of Texas System, Series 2008B 1.750%, 03/07/2025#∅	750	750
		42,540
Virginia — 6.9%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003E 1.800%, 03/07/2025#∅	19,960	19,960

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted) (Concluded)

Description	Par	Value
Variable Rate Demand Notes — (Continued)
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (LOC: Bank of America) (GTD: FHLMC) 1.930%, 03/07/2025#∅	$7,200	$7,200
		27,160
Washington — 4.8%
Port of Tacoma, Subordinate Lien Revenue Bonds, Series 2008B (LOC: Bank of America) 1.900%, 03/07/2025#∅	19,000	19,000
Wisconsin — 2.7%
Wisconsin Health and Educational Facilities Authority, Aspirus Wausau Hospital, Inc., Series 2004 (LOC: JPMorgan Chase Bank) 1.750%, 03/07/2025#∅	10,575	10,575
TOTAL VARIABLE RATE DEMAND NOTES (Cost $299,490)		299,490
NON-FINANCIAL COMPANY COMMERCIAL PAPER — 13.7%
Texas A&M University, Series B 2.860%, 04/24/2025	15,000	15,000
Texas Technical University, Series A 2.830%, 03/14/2025	14,040	14,040
University of Minnesota, Series D 2.820%, 05/01/2025	11,977	11,977
University of Texas System, Series A 3.050%, 03/20/2025	13,000	13,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $54,017)		54,017
OTHER MUNICIPAL SECURITIES — 11.3%
Anderson Township Park District, Ohio, General Obligation Notes, Series 2025 (GTD: Ohio Market Access Program) 3.625%, 03/11/2026★	4,100	4,121
City of Blue Ash, Ohio, General Obligation Bond, Series 2024 4.000%, 03/26/2025	7,600	7,603
City of Hamilton, Ohio, General Obligation Bond, Series 2024 (GTD: Ohio Market Access Program) 4.000%, 12/17/2025	4,320	4,351
City of Miamisburg, Montgomery County, Ohio Recreational Facilities, General Obligation Notes, Series 2025 (GTD: Ohio Market Access Program) 3.750%, 02/10/2026	$3,000	$3,020

Description	Par	Value
City of Powell, Ohio, Bond Anticipation Notes, Series 2024 4.000%, 08/20/2025	5,560	5,575
City of Wyoming, Ohio, General Obligation Note, Series 2024 (GTD: Ohio Market Access Program) 3.875%, 10/15/2025	1,300	1,305
County of Lake, Ohio, General Obligation Note, Series 2024 4.000%, 09/24/2025	5,000	5,023
County of Lucas, Ohio Various Purpose Improvements Notes, Series 2024 3.375%, 10/10/2025	3,905	3,914
Springfield-Clark Career Tech Center General Obligation Note, Series 2024 (GTD: Ohio Market Access Program) 4.250%, 06/23/2025	9,700	9,730
TOTAL OTHER MUNICIPAL SECURITIES (Cost $44,642)		44,642
TOTAL INVESTMENTS — 100.7% (Cost $398,149)		$398,149
Other Assets and Liabilities, Net — (0.7)%		(2,593)
TOTAL NET ASSETS — 100.0%		$395,556

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
#	Adjustable Rate Security - The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∅	The maturity date shown represents the next put date.
★	Security purchased on a when-issued basis. On February 28, 2025, the total cost of investments purchased on a when-issued basis was $4,121 or 1.0% of total net assets.
Investment Abbreviations:
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Association
GTD - Guaranteed
LOC - Letter of Credit
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	19

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)

Description	Par	Value
U.S. Treasury Debt — 44.0%
U.S. Treasury Bills
4.310%, 03/04/2025	$190,000	$189,933
4.579%, 03/06/2025	360,000	359,774
4.443%, 03/11/2025	550,000	549,331
4.487%, 03/13/2025	555,000	554,181
4.443%, 03/18/2025	855,000	853,231
4.294%, 03/20/2025	495,000	493,894
4.445%, 03/25/2025	825,000	822,589
4.301%, 03/27/2025	765,000	762,656
4.431%, 04/01/2025	1,370,000	1,364,844
4.317%, 04/03/2025	150,000	149,415
4.369%, 04/08/2025	630,000	627,134
4.356%, 04/10/2025	75,000	74,642
4.357%, 04/17/2025	500,000	497,195
4.272%, 04/22/2025	170,000	168,965
4.362%, 04/24/2025	450,000	447,096
4.277%, 04/29/2025	350,000	347,580
4.370%, 05/01/2025	360,000	357,371
4.343%, 05/15/2025	200,000	198,215
4.264%, 05/20/2025	90,000	89,159
4.369%, 05/22/2025	450,000	445,583
4.269%, 05/27/2025	90,000	89,084
4.372%, 05/29/2025	380,000	375,949
4.342%, 06/05/2025	555,000	548,661
4.281%, 06/24/2025	300,000	295,953
4.219%, 06/26/2025	175,000	172,633
4.210%, 07/03/2025	85,000	83,784
4.229%, 07/17/2025	200,000	196,802
4.220%, 07/24/2025	90,000	88,491
4.204%, 08/07/2025	60,000	58,901
4.026%, 10/02/2025	35,000	34,170
4.078%, 01/22/2026	250,000	240,865
U.S. Treasury Notes
0.500%, 03/31/2025	75,000	74,733
3.875%, 03/31/2025	50,000	49,955
2.625%, 04/15/2025	200,000	199,427
2.875%, 04/30/2025	50,000	49,860
3.875%, 04/30/2025	75,000	74,845
4.409% (3 Month U.S. Treasury Money Market Yield + 0.169%), 04/30/2025Δ	600,000	600,015
2.125%, 05/15/2025	315,000	313,266
2.750%, 05/15/2025	310,000	308,782
0.250%, 06/30/2025	70,000	68,960
2.750%, 06/30/2025	185,000	183,635
3.000%, 07/15/2025	230,000	228,367
4.365% (3 Month U.S. Treasury Money Market Yield + 0.125%), 07/31/2025Δ	775,000	774,875
2.000%, 08/15/2025	230,000	227,514
3.125%, 08/15/2025	350,000	348,175
0.250%, 09/30/2025	325,000	317,555
0.250%, 10/31/2025	75,000	73,071

Description	Par	Value
4.410% (3 Month U.S. Treasury Money Market Yield + 0.170%), 10/31/2025Δ	$800,000	$799,847
5.000%, 10/31/2025	445,000	447,069
2.250%, 11/15/2025	175,000	172,434
4.000%, 12/15/2025	225,000	224,326
4.250%, 12/31/2025	700,000	699,900
3.875%, 01/15/2026	1,030,000	1,026,972
0.375%, 01/31/2026	100,000	96,577
2.625%, 01/31/2026	200,000	197,111
4.485% (3 Month U.S. Treasury Money Market Yield + 0.245%), 01/31/2026Δ	725,000	725,432
1.625%, 02/15/2026	60,000	58,553
4.625%, 03/15/2026	200,000	200,777
4.500%, 03/31/2026	300,000	301,005
4.390% (3 Month U.S. Treasury Money Market Yield + 0.150%), 04/30/2026Δ	1,150,000	1,150,057
4.422% (3 Month U.S. Treasury Money Market Yield + 0.182%), 07/31/2026Δ	1,000,000	999,539
4.445% (3 Month U.S. Treasury Money Market Yield + 0.205%), 10/31/2026Δ	1,200,000	1,200,706
Total U.S. Treasury Debt (Cost $23,731,421)		23,731,421
U.S. Treasury Repurchase Agreements — 56.2%
Bank of Montreal
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Bank of Nova Scotia
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $801,879 (collateralized by U.S. Treasury obligations: Total market value $817,620)	801,588	801,588
Barclays Capital Inc.
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
BNP Paribas
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $300,109 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
4.370%, dated 12/09/2024, matures 03/07/2025, repurchase price $101,068 (collateralized by U.S. Treasury obligations: Total market value $102,000)Ø	$100,000	$100,000
4.510%, dated 11/20/2024, matures 03/07/2025, repurchase price $177,346 (collateralized by U.S. Treasury obligations: Total market value $178,500)Ø	175,000	175,000
4.280%, dated 01/21/2025, matures 03/07/2025, repurchase price $402,140 (collateralized by U.S. Treasury obligations: Total market value $408,000)Ø	400,000	400,000
4.510%, dated 11/19/2024, matures 03/07/2025, repurchase price $152,030 (collateralized by U.S. Treasury obligations: Total market value $153,000)Ø	150,000	150,000
4.460%, dated 11/26/2024, matures 03/07/2025, repurchase price $202,503 (collateralized by U.S. Treasury obligations: Total market value $204,000)Ø	200,000	200,000
BofA Securities, Inc.
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Canadian Imperial Bank of Commerce
4.320%, dated 02/10/2025, matures 03/07/2025, repurchase price $150,450 (collateralized by U.S. Treasury obligations: Total market value $153,386)Ø	150,000	150,000
4.310%, dated 02/06/2025, matures 03/07/2025, repurchase price $250,868 (collateralized by U.S. Treasury obligations: Total market value $255,763)Ø	250,000	250,000
4.300%, dated 01/29/2025, matures 03/07/2025, repurchase price $803,536 (collateralized by U.S. Treasury obligations: Total market value $819,119)Ø	800,000	800,000

Description	Par	Value
4.330%, dated 02/28/2025, matures 03/07/2025, repurchase price $200,168 (collateralized by U.S. Treasury obligations: Total market value $204,074)Ø	$200,000	$200,000
Credit Agricole Corporate and Investment Bank
4.300%, dated 02/28/2025, matures 03/03/2025, repurchase price $500,179 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $386,090 (collateralized by U.S. Treasury obligations: Total market value $393,669)	385,950	385,950
4.310%, dated 02/13/2025, matures 03/07/2025, repurchase price $100,263 (collateralized by U.S. Treasury obligations: Total market value $102,000)Ø	100,000	100,000
4.300%, dated 01/21/2025, matures 03/07/2025, repurchase price $226,209 (collateralized by U.S. Treasury obligations: Total market value $229,500)Ø	225,000	225,000
4.330%, dated 02/27/2025, matures 03/07/2025, repurchase price $350,337 (collateralized by U.S. Treasury obligations: Total market value $357,000)Ø	350,000	350,000
4.330%, dated 02/27/2025, matures 03/07/2025, repurchase price $225,217 (collateralized by U.S. Treasury obligations: Total market value $229,500)Ø	225,000	225,000
Federal Reserve Bank of New York
4.250%, dated 02/28/2025, matures 03/03/2025, repurchase price $2,225,788 (collateralized by U.S. Treasury obligations: Total market value $2,225,788)	2,225,000	2,225,000
FICC/Bank of New York
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $3,251,181 (collateralized by U.S. Treasury obligations: Total market value $3,315,000)	3,250,000	3,250,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	21

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
FICC/BNP Paribas
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $2,700,981 (collateralized by U.S. Treasury obligations: Total market value $2,754,000)	$2,700,000	$2,700,000
FICC/Credit Agricole
4.370%, dated 02/28/2025, matures 03/03/2025, repurchase price $400,146 (collateralized by U.S. Treasury obligations: Total market value $408,147)	400,000	400,000
FICC/JP Morgan
4.370%, dated 02/28/2025, matures 03/03/2025, repurchase price $600,219 (collateralized by U.S. Treasury obligations: Total market value $612,223)	600,000	600,000
FICC/Northern Trust
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $3,001,088 (collateralized by U.S. Treasury obligations: Total market value $3,060,000)	3,000,000	3,000,000
FICC/State Street
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $2,000,727 (collateralized by U.S. Treasury obligations: Total market value $2,040,000)	2,000,000	2,000,000
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $3,601,308 (collateralized by U.S. Treasury obligations: Total market value $3,672,000)	3,600,000	3,600,000
Goldman Sachs & Co. LLC
4.310%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
HSBC Securities (USA), Inc.
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,037)	100,000	100,000

Description	Par	Value
4.370% (SOFR - 0.020%), dated 02/28/2025, matures 03/07/2025, repurchase price $200,170 (collateralized by U.S. Treasury obligations: Total market value $204,074)ΔØ	$200,000	$200,000
ING Financial Markets LLC
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $200,073 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
4.310%, dated 02/25/2025, matures 03/04/2025, repurchase price $50,042 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
4.340%, dated 02/27/2025, matures 03/06/2025, repurchase price $50,042 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
JP Morgan Securities LLC
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $1,600,581 (collateralized by U.S. Treasury obligations: Total market value $1,632,593)	1,600,000	1,600,000
MUFG Securities (Canada) Ltd.
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,037)	100,000	100,000
4.330%, dated 02/28/2025, matures 03/07/2025, repurchase price $300,253 (collateralized by U.S. Treasury obligations: Total market value $306,110)	300,000	300,000
4.310%, dated 01/30/2025, matures 03/07/2025, repurchase price $451,940 (collateralized by U.S. Treasury obligations: Total market value $460,758)Ø	450,000	450,000
4.410% (SOFR + 0.020%), dated 02/28/2025, matures 04/04/2025, repurchase price $251,072 (collateralized by U.S. Treasury obligations: Total market value $255,094)ΔØ∞	250,000	250,000

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted) (Concluded)

Description	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
RBC Dominion Securities Inc
4.280%, dated 02/28/2025, matures 03/03/2025, repurchase price $500,178 (collateralized by U.S. Treasury obligations: Total market value $510,000)	$500,000	$500,000
4.360%, dated 02/28/2025, matures 03/03/2025, repurchase price $500,182 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
4.300%, dated 01/30/2025, matures 03/07/2025, repurchase price $1,330,698 (collateralized by U.S. Treasury obligations: Total market value $1,351,500)Ø	1,325,000	1,325,000
Royal Bank of Canada
4.300%, dated 01/30/2025, matures 03/07/2025, repurchase price $150,645 (collateralized by U.S. Treasury obligations: Total market value $153,000)Ø	150,000	150,000
4.320%, dated 02/25/2025, matures 03/07/2025, repurchase price $350,420 (collateralized by U.S. Treasury obligations: Total market value $357,000)Ø	350,000	350,000
4.330%, dated 02/19/2025, matures 03/07/2025, repurchase price $150,289 (collateralized by U.S. Treasury obligations: Total market value $153,000)Ø	150,000	150,000
4.300%, dated 02/05/2025, matures 03/07/2025, repurchase price $250,896 (collateralized by U.S. Treasury obligations: Total market value $255,000)Ø	250,000	250,000
Societe Generale NY
4.350%, dated 02/28/2025, matures 03/03/2025, repurchase price $100,036 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

Description	Par	Value
TD Securities (USA) LLC
4.370%, dated 02/28/2025, matures 03/03/2025, repurchase price $200,073 (collateralized by U.S. Treasury obligations: Total market value $204,000)	$200,000	$200,000
Total U.S. Treasury Repurchase Agreements (Cost $30,312,538)		30,312,538
Total Investments — 100.2% (Cost $54,043,959)		$54,043,959
Other Assets and Liabilities, Net — (0.2)%		(86,761)
Total Net Assets — 100.0%		$53,957,198

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of February 28, 2025.
△	Variable Rate Security - The rate shown is the rate in effect as of February 28, 2025.
∅	The maturity date shown represents the next put date.
∞
Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2025, the value of these investments was $250,000 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviation:
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	23

Schedule of Investments
U.S. Treasury Money Market Fund
February 28, 2025 (Unaudited), all dollars rounded to thousands (000 omitted)

Description	Par	Value
U.S. Treasury Debt - 100.3%
U.S. Treasury Bills
4.350%, 03/04/2025	$248,947	$248,858
4.381%, 03/06/2025	240,802	240,657
4.401%, 03/11/2025	223,546	223,276
4.369%, 03/13/2025	240,000	239,655
4.371%, 03/18/2025	246,759	246,257
4.300%, 03/20/2025	240,000	239,463
4.397%, 03/25/2025	231,292	230,623
4.270%, 03/27/2025	228,497	227,802
4.369%, 04/01/2025	248,775	247,852
4.280%, 04/03/2025	239,933	239,004
4.301%, 04/08/2025	224,352	223,347
4.272%, 04/10/2025	250,000	248,829
4.275%, 04/15/2025	314,500	312,843
4.296%, 04/17/2025	227,991	226,730
4.261%, 04/22/2025	219,281	217,950
4.293%, 04/24/2025	209,128	207,800
4.244%, 04/29/2025	225,000	223,456
4.272%, 05/01/2025	200,000	198,572
4.255%, 05/13/2025	175,000	173,511
4.287%, 05/15/2025	180,000	178,414
4.254%, 05/20/2025	154,465	153,025
4.281%, 05/22/2025	228,211	226,016
4.244%, 05/27/2025	125,000	123,735
4.279%, 05/29/2025	215,000	212,757
4.256%, 06/03/2025	200,000	197,808
4.279%, 06/05/2025	75,000	74,156
4.266%, 06/10/2025	139,790	138,140
4.223%, 06/12/2025	45,000	44,464
4.274%, 06/17/2025	200,920	198,379
4.253%, 06/24/2025	198,346	195,688
4.219%, 07/17/2025	67,601	66,523
4.219%, 07/24/2025	20,000	19,665
4.217%, 07/31/2025	76,781	75,433
U.S. Treasury Notes
3.875%, 03/31/2025	1,754	1,752
4.409% (3 Month U.S. Treasury Money Market Yield + 0.169%), 04/30/2025 Δ	139,553	139,556

Description	Par	Value
2.750%, 05/15/2025	$20,000	$19,907
2.750%, 06/30/2025	10,000	9,926
4.365% (3 Month U.S. Treasury Money Market Yield + 0.125%), 07/31/2025Δ	121,245	121,224
4.410% (3 Month U.S. Treasury Money Market Yield + 0.170%), 10/31/2025Δ	118,273	118,241
3.875%, 01/15/2026	17,184	17,137
4.485% (3 Month U.S. Treasury Money Market Yield + 0.245%), 01/31/2026Δ	104,304	104,371
4.390% (3 Month U.S. Treasury Money Market Yield + 0.150%), 04/30/2026Δ	201,596	201,587
4.422% (3 Month U.S. Treasury Money Market Yield + 0.182%), 07/31/2026Δ	105,608	105,548
4.445% (3 Month U.S. Treasury Money Market Yield + 0.205%), 10/31/2026Δ	105,323	105,412
4.338% (3 Month U.S. Treasury Money Market Yield + 0.098%), 01/31/2027Δ	60,000	60,011
Total U.S. Treasury Debt (Cost $7,325,360)		7,325,360
Total Investments — 100.3% (Cost $7,325,360)		$7,325,360
Other Assets and Liabilities, Net — (0.3)%		(19,873)
Total Net Assets — 100.0%		$7,305,487

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of February 28, 2025.
△	Variable Rate Security - The rate shown is the rate in effect as of February 28, 2025.
The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Assets and Liabilities
February 28, 2025 (Unaudited), all dollars and shares are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$53,747,305	$309,105	$1,988,384	$398,149	$23,731,421	$7,325,360
Repurchase agreements, at cost	51,490,819	898,714	1,519,929	—	30,312,538	—
ASSETS:
Investments, in securities, at value	$53,747,305	$309,082	$1,988,384	$398,149	$23,731,421	$7,325,360
Repurchase agreements, at value	51,490,819	898,714	1,519,929	—	30,312,538	—
Cash	—	—	1	12	1	2
Receivable for interest	245,305	318	2,893	1,420	90,126	3,729
Receivable for capital shares sold	11	1,003	6	731	120	—
Prepaid trustees’ retainer	46	9	10	9	25	10
Prepaid expenses and other assets	1,547	112	144	101	261	267
Total assets	105,485,033	1,209,238	3,511,367	400,422	54,134,492	7,329,368
LIABILITIES:
Dividends payable	331,519	3,774	10,521	683	168,128	22,349
Payable for investments purchased	—	—	16,683	4,121	—	—
Payable to affiliates (note 3)	13,181	155	390	33	6,768	1,065
Payable for capital shares redeemed	—	—	3,101	—	489	—
Payable for distribution and shareholder services	4,096	53	260	16	1,871	451
Accrued expenses and other liabilities	65	13	14	13	38	16
Total liabilities	348,861	3,995	30,969	4,866	177,294	23,881
NET ASSETS	$105,136,172	$1,205,243	$3,480,398	$395,556	$53,957,198	$7,305,487
COMPOSITION OF NET ASSETS:
Portfolio capital	$105,136,108	$1,204,886	$3,480,397	$395,561	$53,957,177	$7,305,321
Total distributable earnings (losses)	64	357	1	(5)	21	166
Net assets	$105,136,172	$1,205,243	$3,480,398	$395,556	$53,957,198	$7,305,487
Class A:
Net assets	$343,612	$—	$668,952	$30,303	$529,692	$95,522
Shares issued and outstanding**	343,611	—	668,951	30,301	529,695	95,510
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$4,873,043	$—	$—	$—	$1,642,085	$113,179
Shares issued and outstanding**	4,873,021	—	—	—	1,642,104	113,174
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00
Class P:
Net assets	$3,418,259	$—	$—	$—	$3,557,564	$—
Shares issued and outstanding**	3,418,265	—	—	—	3,557,544	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$29,813	$64,218	$4,658	$14,870	$2,671	$17,034
Shares issued and outstanding**	29,816	64,200	4,660	14,829	2,670	17,042
Net asset value, offering price and redemption price per share	$1.00	$1.0003	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	25

Statements of Assets and Liabilities
February 28, 2025 (Unaudited), all dollars and shares are rounded to thousands (000 omitted), except per share data (Concluded)

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class U:
Net assets	$4,531,576	$—	$—	$—	$—	$—
Shares issued and outstanding**	4,531,558	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—
Class V:
Net assets	$3,907,930	$76,892	$918	$28	$1,324,529	$387,869
Shares issued and outstanding**	3,900,331	76,863	918	28	1,324,534	387,846
Net asset value, offering price and redemption price per share	$1.00	$1.0004	$1.00	$1.00	$1.00	$1.00
Class X:
Net assets	$35,988,490	$—	$2,701,923	$—	$19,451,674	$—
Shares issued and outstanding**	35,996,019	—	2,701,923	—	19,451,667	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—
Class Y:
Net assets	$11,772,720	$190,676	$12,244	$17,317	$5,216,243	$1,865,567
Shares issued and outstanding**	11,772,642	190,598	12,243	17,310	5,216,268	1,865,447
Net asset value, offering price and redemption price per share	$1.00	$1.0004	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$40,270,729	$873,457	$91,703	$333,038	$22,232,740	$4,826,316
Shares issued and outstanding**	40,270,600	873,206	91,702	333,072	22,232,785	4,826,216
Net asset value, offering price and redemption price per share	$1.00	$1.0003	$1.00	$1.00	$1.00	$1.00

*	The fund is required to round to its current net asset value per share to a minimum of the 4th decimal place.
**	Unlimited shares authorized with no par value.
The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Operations
For the six-month period ended February 28, 2025 (Unaudited), all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$2,295,991	$26,516	$70,625	$5,527	$1,136,443	$148,717
Total investment income	2,295,991	26,516	70,625	5,527	1,136,443	148,717
EXPENSES (Note 1 and Note 3):
Investment advisory fees	48,626	554	1,468	180	24,185	3,170
Administration fees and expenses	43,624	507	1,495	178	21,796	2,865
Transfer agent fees and expenses	355	21	53	20	194	44
Custodian fees	1,078	12	33	5	539	71
Legal fees	96	22	23	21	60	26
Audit fees	74	17	18	16	45	20
Registration fees	1,194	64	71	53	133	173
Postage and printing fees	77	2	21	2	38	5
Trustees’ fees	228	51	55	50	143	61
Other expenses	311	84	55	46	198	84
Distribution and shareholder servicing (12b-1) fees:
Class A	398	—	801	37	697	90
Class D	3,341	—	—	—	1,330	76
Shareholder servicing (non 12b-1) fees:
Class A	400	—	813	37	704	90
Class D	5,583	—	—	—	2,223	127
Class T	21	88	5	15	3	17
Class V	1,846	34	1	—	673	216
Class Y	15,074	249	22	20	6,817	1,922
Total expenses	122,326	1,705	4,934	680	59,778	9,057
Less: Fee waivers (note 3)	(14,473)	(226)	(828)	(203)	(6,543)	(161)
Total net expenses	107,853	1,479	4,106	477	53,235	8,896
Investment income - net	2,188,138	25,037	66,519	5,050	1,083,208	139,821
Net gain on investments	249	380	—	—	37	228
Net change in unrealized appreciation (depreciation) on investments	—	128	—	—	—	—
Net increase in net assets resulting from operations	$2,188,387	$25,545	$66,519	$5,050	$1,083,245	$140,049

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	27

Statement of Changes in Net Assets
all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Investment income - net	$2,188,138	$4,238,092	$25,037	$83,045	$66,519	$156,096
Net realized gain on investments	249	260	380	—	—	—
Net change in unrealized appreciation (depreciation) on investments	—	—	128	(135)	—	—
Net increase in net assets resulting from operations	2,188,387	4,238,352	25,545	82,910	66,519	156,096
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Class A	(6,349)	(11,944)	—	—	(13,242)	(28,756)
Class D	(92,271)	(200,222)	—	—	—	—
Class P	(76,883)	(132,314)	—	—	—	—
Class T	(450)	(1,754)	(1,943)	(4,248)	(110)	(229)
Class U	(68,608)	(127,654)	—	—	—	—
Class V	(81,751)	(161,330)	(1,491)	(3,763)	(24)	(19)
Class X	(752,320)	(1,414,235)	—	—	(50,315)	(119,284)
Class Y	(258,298)	(513,400)	(4,304)	(9,021)	(403)	(724)
Class Z	(851,659)	(1,675,239)	(17,299)	(66,096)	(2,425)	(7,084)
Total distributions	(2,188,589)	(4,238,092)	(25,037)	(83,128)	(66,519)	(156,096)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (Note 1):[1]
Class A:
Proceeds from sales	737,857	923,091	—	—	270,784	658,443
Reinvestment of distributions	946	1,529	—	—	12,334	24,408
Payments for redemptions	(655,074)	(913,055)	—	—	(252,420)	(576,314)
Increase in net assets from Class A transactions	83,729	11,565	—	—	30,698	106,537
Class D:
Proceeds from sales	6,399,826	12,358,580	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(5,987,320)	(12,360,565)	—	—	—	—
Increase (decrease) in net assets from Class D transactions	412,506	(1,985)	—	—	—	—
Class P:
Proceeds from sales	15,967,742	23,856,408	—	—	—	—
Reinvestment of distributions	42,695	44,853	—	—	—	—
Payments for redemptions	(16,237,618)	(22,523,372)	—	—	—	—
Increase (decrease) in net assets from Class P transactions	(227,181)	1,377,889	—	—	—	—
Class T:
Proceeds from sales	29,616	125,495	186,933	517,211	3,203	4,890
Reinvestment of distributions	—	—	—	—	54	124
Payments for redemptions	(28,391)	(127,827)	(212,915)	(490,621)	(2,859)	(5,532)
Increase (decrease) in net assets from Class T transactions	1,225	(2,332)	(25,982)	26,590	398	(518)

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets
all dollars are rounded to thousands (000 omitted)(Continued)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
Class U:
Proceeds from sales	18,378,853	32,483,163	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(17,307,048)	(31,153,268)	—	—	—	—
Increase in net assets from Class U transactions	1,071,805	1,329,895	—	—	—	—
Class V:
Proceeds from sales	9,385,975	16,675,380	66,868	77,550	200	1,322
Reinvestment of distributions	19,948	32,060	268	717	22	4
Payments for redemptions	(9,471,416)	(15,596,946)	(56,547)	(94,158)	(463)	(401)
Increase (decrease) in net assets from Class V transactions	(65,493)	1,110,494	10,589	(15,891)	(241)	925
Class X:
Proceeds from sales	135,641,409	206,576,634	—	—	1,722,419	2,256,223
Reinvestment of distributions	169,866	318,355	—	—	14	20
Payments for redemptions	(130,424,178)	(200,147,816)	—	—	(1,032,212)	(2,426,209)
Increase (decrease) in net assets from Class X transactions	5,387,097	6,747,173	—	—	690,221	(169,966)
Class Y:
Proceeds from sales	19,968,044	43,149,208	851,571	843,056	17,955	53,363
Reinvestment of distributions	47,033	57,564	26	64	—	—
Payments for redemptions	(20,505,502)	(40,707,390)	(858,771)	(839,398)	(35,363)	(35,269)
Increase (decrease) in net assets from Class Y transactions	(490,425)	2,499,382	(7,174)	3,722	(17,408)	18,094
Class Z:
Proceeds from sales	158,585,060	309,146,915	2,797,342	4,343,740	451,756	361,883
Reinvestment of distributions	171,444	332,956	923	1,366	2,111	4,799
Payments for redemptions	(153,172,588)	(305,925,725)	(2,789,264)	(5,070,048)	(480,179)	(367,918)
Increase (decrease) in net assets from Class Z transactions	5,583,916	3,554,146	9,001	(724,942)	(26,312)	(1,236)
Increase (decrease) in net assets from capital share transactions	11,757,179	16,626,227	(13,566)	(710,521)	677,356	(46,164)
Total increase (decrease) in net assets	11,756,977	16,626,487	(13,058)	(710,739)	677,356	(46,164)
Net assets at beginning of period	93,379,195	76,752,708	1,218,301	1,929,040	2,803,042	2,849,206
Net assets at end of period	$105,136,172	$93,379,195	$1,205,243	$1,218,301	$3,480,398	$2,803,042

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	29

Statement of Changes in Net Assets
all dollars are rounded to thousands (000 omitted)(Continued)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Investment income - net	$5,050	$12,292	$1,083,208	$2,480,839	$139,821	$263,611
Net realized gain (loss) on investments	—	(5)	37	(16)	228	8
Net increase in net assets resulting from operations	5,050	12,287	1,083,245	2,480,823	140,049	263,619
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Class A	(348)	(860)	(11,150)	(26,493)	(1,401)	(3,657)
Class D	—	—	(36,603)	(79,651)	(2,084)	(5,732)
Class P	—	—	(41,633)	(113,542)	—	—
Class T	(202)	(491)	(75)	(145)	(366)	(880)
Class V	(1)	(212)	(29,855)	(58,925)	(9,518)	(17,272)
Class X	—	—	(386,382)	(972,822)	—	—
Class Y	(204)	(559)	(116,437)	(261,536)	(32,531)	(50,257)
Class Z	(4,295)	(10,216)	(461,073)	(967,777)	(93,921)	(185,813)
Total distributions	(5,050)	(12,338)	(1,083,208)	(2,480,891)	(139,821)	(263,611)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (Note 1):
Class A:
Proceeds from sales	23,907	51,468	716,375	1,544,838	3,028,652	2,027,858
Reinvestment of distributions	74	113	6,633	11,068	337	606
Payments for redemptions	(23,286)	(51,630)	(711,686)	(1,647,923)	(2,989,375)	(2,120,486)
Increase (decrease) in net assets from Class A transactions	695	(49)	11,322	(92,017)	39,614	(92,022)
Class D:
Proceeds from sales	—	—	1,759,261	5,019,759	135,897	532,075
Reinvestment of distributions	—	—	—	—	17	—
Payments for redemptions	—	—	(1,982,514)	(4,927,109)	(130,969)	(490,527)
Increase (decrease) in net assets from Class D transactions	—	—	(223,253)	92,650	4,945	41,548
Class P:
Proceeds from sales	—	—	15,048,734	18,345,618	—	—
Reinvestment of distributions	—	—	10,854	61,569	—	—
Payments for redemptions	—	—	(13,067,553)	(20,249,006)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	1,992,035	(1,841,819)	—	—

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets
all dollars are rounded to thousands (000 omitted) (Concluded)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six-Month Period Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
Class T:
Proceeds from sales	228	1,010	40,966	9,587	708	975
Reinvestment of distributions	—	1	—	—	—	—
Payments for redemptions	(707)	(1,533)	(41,411)	(9,498)	(873)	(1,704)
Increase (decrease) in net assets from Class T transactions	(479)	(522)	(445)	89	(165)	(729)
Class V:
Proceeds from sales	273	125,043	1,814,068	3,049,178	480,337	943,666
Reinvestment of distributions	—	—	2,932	7,239	6,836	7,571
Payments for redemptions	(272)	(134,319)	(2,015,020)	(2,574,711)	(508,106)	(813,110)
Increase (decrease) in net assets from Class V transactions	1	(9,276)	(198,020)	481,706	(20,933)	138,127
Class X:
Proceeds from sales	—	—	42,517,854	117,813,369	—	—
Reinvestment of distributions	—	—	49,650	142,816	—	—
Payments for redemptions	—	—	(38,375,132)	(120,049,910)	—	—
Increase (decrease) in net assets from Class X transactions	—	—	4,192,372	(2,093,725)	—	—
Class Y:
Proceeds from sales	35,772	106,324	16,640,604	30,387,808	3,182,729	4,540,840
Reinvestment of distributions	—	—	51,854	100,868	14,436	19,437
Payments for redemptions	(39,076)	(98,638)	(16,796,649)	(29,501,535)	(2,630,314)	(4,032,744)
Increase (decrease) in net assets from Class Y transactions	(3,304)	7,686	(104,191)	987,141	566,851	527,533
Class Z:
Proceeds from sales	255,442	619,740	52,686,641	102,812,010	10,047,319	17,810,808
Reinvestment of distributions	12	25	90,802	192,153	471	1,731
Payments for redemptions	(228,522)	(606,546)	(49,599,990)	(102,311,515)	(9,427,115)	(16,926,938)
Increase in net assets from Class Z transactions	26,932	13,219	3,177,453	692,648	620,675	885,601
Increase (decrease) in net assets from capital share transactions	23,845	11,058	8,847,273	(1,773,327)	1,210,987	1,500,058
Total increase (decrease) in net assets	23,845	11,007	8,847,310	(1,773,395)	1,211,215	1,500,066
Net assets at beginning of period	371,711	360,704	45,109,888	46,883,283	6,094,272	4,594,206
Net assets at end of period	$395,556	$371,711	$53,957,198	$45,109,888	$7,305,487	$6,094,272

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	31

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2025[1]	$1.00	$0.020	$(0.020)	$(0.000)[2]	$1.00	1.99%	$343,612	0.74%	3.96%	0.74%	3.96%
2024	1.00	0.047	(0.047)	—	1.00	4.76	259,884	0.74	4.65	0.74	4.65
2023	1.00	0.036	(0.036)	(0.000)[2]	1.00	3.66	248,318	0.75	3.44	0.75	3.44
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.23	388,517	0.34	0.25	0.74	(0.15)
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	298,968	0.09	0.01	0.77	(0.67)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.55	271,822	0.55	0.56	0.77	0.34
Class D
2025[1]	$1.00	$0.021	$(0.021)	$(0.000)[2]	$1.00	2.07%	$4,873,043	0.60%	4.13%	0.60%	4.13%
2024	1.00	0.048	(0.048)	—	1.00	4.90	4,460,545	0.60	4.80	0.60	4.80
2023	1.00	0.038	(0.038)	(0.000)[2]	1.00	3.81	4,462,517	0.60	3.73	0.60	3.73
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.27	4,545,961	0.28	0.28	0.60	(0.04)
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	4,533,829	0.09	0.01	0.62	(0.52)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.64	3,473,331	0.46	0.63	0.63	0.46
Class P
2025[1]	$1.00	$0.023	$(0.023)	$(0.000)[2]	$1.00	2.30%	$3,418,259	0.14%	4.58%	0.20%	4.52%
2024	1.00	0.052	(0.052)	—	1.00	5.37	3,645,452	0.15	5.24	0.20	5.19
2023	1.00	0.042	(0.042)	(0.000)[2]	1.00	4.27	2,267,555	0.16	4.20	0.20	4.16
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.46	1,023,323	0.09	0.42	0.20	0.31
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.03	1,085,102	0.05	0.03	0.22	(0.14)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.95	895,022	0.15	1.19	0.23	1.11
Class T
2025[1]	$1.00	$0.021	$(0.021)	$(0.000)[2]	$1.00	2.17%	$29,813	0.40%	4.33%	0.40%	4.33%
2024	1.00	0.050	(0.050)	—	1.00	5.11	28,588	0.40	5.00	0.40	5.00
2023	1.00	0.040	(0.040)	(0.000)[2]	1.00	4.02	30,920	0.40	3.70	0.40	3.70
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.34	1,371,489	0.21	0.34	0.40	0.15
2021[4]	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	1,260,703	0.08	0.01	0.42	(0.33)
Class U
2025[1]	$1.00	$0.023	$(0.023)	$(0.000)[2]	$1.00	2.31%	$4,531,576	0.12%	4.63%	0.20%	4.55%
2024	1.00	0.053	(0.053)	—	1.00	5.40	3,459,780	0.12	5.27	0.20	5.19
2023	1.00	0.042	(0.042)	(0.000)[2]	1.00	4.31	2,129,879	0.12	4.22	0.20	4.14
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.47	3,814,197	0.07	0.39	0.20	0.26
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.04	6,394,891	0.06	0.04	0.22	(0.12)
2020	1.00	0.010	(0.010)	(0.000)[2]	1.00	0.98	4,901,273	0.12	0.87	0.23	0.76
Class V
2025[1]	$1.00	$0.022	$(0.022)	$(0.000)[2]	$1.00	2.22%	$3,907,930	0.30%	4.43%	0.30%	4.43%
2024	1.00	0.051	(0.051)	—	1.00	5.22	3,965,846	0.30	5.09	0.30	5.09
2023	1.00	0.041	(0.041)	(0.000)[2]	1.00	4.12	2,855,341	0.30	4.13	0.30	4.13
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.38	2,028,529	0.16	0.33	0.30	0.19
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	2,137,992	0.09	0.01	0.32	(0.22)
2020	1.00	0.008	(0.008)	(0.000)[2]	1.00	0.82	2,036,167	0.28	0.82	0.33	0.77

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund — (Concluded)
Class X
2025[1]	$1.00	$0.023	$(0.023)	$(0.000)[2]	$1.00	2.30%	$35,988,490	0.14%	4.58%	0.20%	4.52%
2024	1.00	0.053	(0.053)	—	1.00	5.38	30,609,048	0.14	5.25	0.20	5.19
2023	1.00	0.042	(0.042)	(0.000)[2]	1.00	4.29	23,861,790	0.14	4.14	0.20	4.08
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.46	26,411,134	0.10	0.44	0.22	0.32
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.04	19,999,922	0.09	0.04	0.33	(0.20)
2020	1.00	0.010	(0.010)	(0.000)[2]	1.00	0.96	18,989,990	0.14	0.77	0.23	0.68
Class Y
2025[1]	$1.00	$0.021	$(0.021)	$(0.000)[2]	$1.00	2.14%	$11,772,720	0.45%	4.28%	0.45%	4.28%
2024	1.00	0.049	(0.049)	—	1.00	5.06	12,263,168	0.45	4.95	0.45	4.95
2023	1.00	0.039	(0.039)	(0.000)[2]	1.00	3.97	9,763,753	0.45	3.90	0.45	3.90
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.32	9,562,356	0.23	0.31	0.45	0.09
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	9,032,404	0.09	0.01	0.47	(0.37)
2020	1.00	0.007	(0.007)	(0.000)[2]	1.00	0.73	10,137,395	0.37	0.71	0.47	0.61
Class Z
2025[1]	$1.00	$0.023	$(0.023)	$(0.000)[2]	$1.00	2.28%	$40,270,729	0.18%	4.54%	0.20%	4.52%
2024	1.00	0.052	(0.052)	—	1.00	5.34	34,686,884	0.18	5.21	0.20	5.19
2023	1.00	0.042	(0.042)	(0.000)[2]	1.00	4.25	31,132,635	0.18	4.17	0.20	4.15
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.44	30,621,188	0.11	0.42	0.22	0.31
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.03	20,000,259	0.13	0.03	0.38	(0.22)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.92	20,000,138	0.28	0.91	0.35	0.84

[1]	For the six-month period ended February 28, 2025 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	33

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Realized and Unrealized Gain (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2025[1]	$0.9999	$0.0217	$(0.0217)	$0.0004	$—	$1.0003	2.22%	$64,218	0.40%	4.40%	0.44%	4.36%
2024	1.0001	0.0509	(0.0509)	(0.0002)	(0.0000)[2]	0.9999	5.20	90,174	0.40	5.09	0.43	5.06
2023	1.0000	0.0415	(0.0415)	0.0001	—	1.0001	4.24	63,596	0.40	4.16	0.44	4.12
2022	1.0000	0.0041	(0.0041)	0.0000[2]	—	1.0000	0.41	63,002	0.25	0.40	0.44	0.21
2021	1.0002	0.0001	(0.0001)	(0.0002)	—	1.0000	(0.01)	64,888	0.16	0.01	0.45	(0.28)
2020	1.0000	0.0088	(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89	64,166	0.38	0.91	0.46	0.83
Class V
2025[1]	$0.9999	$0.0222	$(0.0222)	$0.0005	$—	$1.0004	2.27%	$76,892	0.30%	4.46%	0.42%	4.34%
2024	1.0001	0.0519	(0.0519)	(0.0002)	(0.0000)[2]	0.9999	5.29	66,276	0.30	5.19	0.34	5.15
2023	1.0000	0.0425	(0.0425)	0.0001	—	1.0001	4.36	82,178	0.30	4.34	0.34	4.30
2022	1.0001	0.0045	(0.0045)	(0.0001)	—	1.0000	0.44	51,313	0.22	0.50	0.34	0.38
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)	45,873	0.16	0.01	0.36	(0.19)
2020	1.0000	0.0096	(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00	27,559	0.30	0.98	0.36	0.92
Class Y
2025[1]	$1.0000	$0.0214	$(0.0214)	$0.0004	$—	$1.0004	2.19%	$190,676	0.45%	4.32%	0.51%	4.26%
2024	1.0001	0.0504	(0.0504)	(0.0001)	(0.0000)[2]	1.0000	5.14	197,770	0.45	5.04	0.49	5.00
2023	1.0000	0.0410	(0.0410)	0.0001	—	1.0001	4.20	194,075	0.45	4.04	0.49	4.00
2022	1.0001	0.0039	(0.0039)	(0.0001)	—	1.0000	0.38	224,230	0.27	0.38	0.49	0.16
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)	220,389	0.17	0.01	0.51	(0.33)
2020	1.0001	0.0084	(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86	317,298	0.42	0.87	0.51	0.78
Class Z
2025[1]	$0.9998	$0.0227	$(0.0227)	$0.0005	$—	$1.0003	2.32%	$873,457	0.20%	4.59%	0.24%	4.55%
2024	1.0000	0.0529	(0.0529)	(0.0002)	(0.0000)[2]	0.9998	5.40	864,081	0.20	5.29	0.23	5.26
2023	0.9999	0.0435	(0.0435)	0.0001	—	1.0000	4.46	1,589,191	0.20	4.40	0.24	4.36
2022	1.0000	0.0052	(0.0052)	(0.0001)	—	0.9999	0.51	927,191	0.13	0.46	0.24	0.35
2021	1.0002	0.0006	(0.0006)	(0.0002)	—	1.0000	0.04	1,092,496	0.11	0.05	0.25	(0.09)
2020	1.0000	0.0111	(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13	659,089	0.15	1.12	0.26	1.01

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[1]	For the six-month period ended February 28, 2025 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2025[1]	$1.00	$0.020	$(0.020)	$—	$1.00	2.04%	$668,952	0.75%	4.07%	0.76%	4.06%
2024	1.00	0.048	(0.048)	—	1.00	4.89	638,253	0.75	4.76	0.76	4.75
2023	1.00	0.038	(0.038)	—	1.00	3.88	531,717	0.75	3.94	0.77	3.92
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.29	286,942	0.35	0.25	0.77	(0.17)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	358,250	0.19	0.01	0.79	(0.59)
2020	1.00	0.008	(0.008)	—	1.00	0.75	467,288	0.54	0.75	0.79	0.50
Class T
2025[1]	$1.00	$0.022	$(0.022)	$—	$1.00	2.21%	$4,658	0.40%	4.42%	0.41%	4.41%
2024	1.00	0.051	(0.051)	—	1.00	5.25	4,260	0.40	5.12	0.42	5.10
2023	1.00	0.042	(0.042)	—	1.00	4.24	4,779	0.40	3.93	0.42	3.91
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.41	1,675,783	0.26	0.43	0.42	0.27
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	1,380,925	0.17	0.01	0.44	(0.26)
2020	1.00	0.009	(0.009)	—	1.00	0.91	7	0.39	0.91	0.40	0.90
Class V
2025[1]	$1.00	$0.022	$(0.022)	$—	$1.00	2.27%	$918	0.30%	4.54%	0.31%	4.53%
2024	1.00	0.052	(0.052)	—	1.00	5.36	1,159	0.29	5.09	0.31	5.07
2023	1.00	0.043	(0.043)	—	1.00	4.35	234	0.30	3.97	0.32	3.95
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.46	24,518	0.21	0.48	0.32	0.37
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	20,320	0.19	0.01	0.34	(0.14)
2020	1.00	0.010	(0.010)	—	1.00	1.00	29,449	0.30	1.04	0.35	0.99
Class X
2025[1]	$1.00	$0.023	$(0.023)	$—	$1.00	2.35%	$2,701,923	0.14%	4.66%	0.21%	4.59%
2024	1.00	0.054	(0.054)	—	1.00	5.53	2,011,702	0.14	5.39	0.22	5.31
2023	1.00	0.044	(0.044)	—	1.00	4.51	2,181,668	0.14	5.25	0.22	5.17
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.53	7,724	0.14	0.31	0.23	0.22
2021	1.00	0.001	(0.001)	—	1.00	0.05	22,506	0.14	0.05	0.24	(0.05)
2020	1.00	0.012	(0.012)	—	1.00	1.15	31,592	0.14	1.60	0.25	1.49
Class Y
2025[1]	$1.00	$0.022	$(0.022)	$—	$1.00	2.19%	$12,244	0.45%	4.45%	0.46%	4.44%
2024	1.00	0.051	(0.051)	—	1.00	5.20	29,653	0.45	5.08	0.47	5.06
2023	1.00	0.041	(0.041)	—	1.00	4.19	11,558	0.45	4.23	0.47	4.21
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.39	2,928	0.27	0.38	0.47	0.18
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	6,005	0.24	0.01	0.49	(0.24)
2020	1.00	0.009	(0.009)	—	1.00	0.87	1,442,471	0.42	0.82	0.49	0.75
Class Z
2025[1]	$1.00	$0.023	$(0.023)	$—	$1.00	2.32%	$91,703	0.20%	4.66%	0.21%	4.65%
2024	1.00	0.053	(0.053)	—	1.00	5.46	118,015	0.20	5.33	0.22	5.31
2023	1.00	0.044	(0.044)	—	1.00	4.45	119,250	0.20	4.18	0.22	4.16
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.50	469,483	0.17	0.52	0.23	0.46
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	421,266	0.17	0.02	0.24	(0.05)
2020	1.00	0.011	(0.011)	—	1.00	1.09	573,241	0.20	1.03	0.25	0.98

[1]	For the six-month period ended February 28, 2025 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	35

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2025[1]	$1.00	$0.012	$(0.012)	$—	$1.00	1.16%	$30,303	0.75%	2.33%	0.86%	2.22%
2024	1.00	0.028	(0.028)	(0.000)[2]	1.00	2.81	29,607	0.75	2.77	0.88	2.64
2023	1.00	0.021	(0.021)	—	1.00	2.12	29,660	0.75	2.07	0.86	1.96
2022	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.09	35,244	0.43	0.08	0.82	(0.31)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	41,394	0.13	0.01	0.84	(0.70)
2020	1.00	0.004	(0.004)	—	1.00	0.41	63,262	0.55	0.34	0.84	0.05
Class T
2025[1]	$1.00	$0.013	$(0.013)	$—	$1.00	1.34%	$14,870	0.40%	2.68%	0.51%	2.57%
2024	1.00	0.031	(0.031)	(0.000)[2]	1.00	3.18	15,349	0.40	3.12	0.53	2.99
2023	1.00	0.025	(0.025)	—	1.00	2.48	15,874	0.40	2.25	0.50	2.15
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.20	377,950	0.23	0.19	0.48	(0.06)
2021[4]	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	331,979	0.12	0.01	0.50	(0.37)
Class V
2025[1]	$1.00	$0.014	$(0.014)	$—	$1.00	1.39%	$28	0.30%	2.65%	0.41%	2.54%
2024	1.00	0.032	(0.032)	(0.000)[2]	1.00	3.27	27	0.30	3.11	0.42	2.99
2023	1.00	0.026	(0.026)	—	1.00	2.58	9,303	0.30	2.45	0.41	2.34
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.25	4,417	0.15	0.18	0.38	(0.05)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	34,332	0.12	0.01	0.40	(0.27)
2020	1.00	0.007	(0.007)	—	1.00	0.72	13,106	0.29	0.64	0.39	0.54
Class Y
2025[1]	$1.00	$(0.013)	$0.013	$—	$1.00	1.31%	$17,317	0.45%	2.63%	0.56%	2.52%
2024	1.00	0.031	(0.031)	(0.000)[2]	1.00	3.12	20,621	0.45	3.04	0.58	2.91
2023	1.00	0.024	(0.024)	—	1.00	2.43	12,939	0.45	2.42	0.56	2.31
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.18	15,038	0.25	0.18	0.52	(0.09)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	14,691	0.18	0.01	0.54	(0.35)
2020	1.00	0.006	(0.006)	—	1.00	0.61	384,088	0.40	0.56	0.54	0.42
Class Z
2025[1]	$1.00	$0.014	$(0.014)	$—	$1.00	1.43%	$333,038	0.20%	2.87%	0.31%	2.76%
2024	1.00	0.033	(0.033)	(0.000)[2]	1.00	3.38	306,107	0.20	3.31	0.33	3.18
2023	1.00	0.027	(0.027)	—	1.00	2.68	292,928	0.20	2.96	0.32	2.84
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.29	61,637	0.16	0.36	0.28	0.24
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	34,986	0.12	0.01	0.29	(0.16)
2020	1.00	0.008	(0.008)	—	1.00	0.81	29,546	0.20	0.93	0.30	0.83

[1]	For the six-month period ended February 28, 2025 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2025[1]	$1.00	$0.020	$(0.020)	$—	$1.00	1.98%	$529,692	0.74%	3.96%	0.74%	3.96%
2024	1.00	0.047	(0.047)	(0.000)[2]	1.00	4.83	518,369	0.66	4.71	0.66	4.71
2023	1.00	0.037	(0.037)	—	1.00	3.73	610,388	0.75	3.92	0.75	3.92
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.24	209,603	0.34	0.26	0.75	(0.15)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	200,750	0.09	0.01	0.77	(0.67)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.55	175,572	0.51	0.51	0.78	0.24
Class D
2025[1]	$1.00	$0.020	$(0.020)	$—	$1.00	2.06%	$1,642,085	0.59%	4.12%	0.59%	4.12%
2024	1.00	0.048	(0.048)	(0.000)[2]	1.00	4.89	1,865,337	0.60	4.78	0.60	4.78
2023	1.00	0.038	(0.038)	—	1.00	3.88	1,772,689	0.60	3.82	0.60	3.82
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.29	1,773,929	0.28	0.27	0.60	(0.05)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	1,968,085	0.09	0.01	0.62	(0.52)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.63	2,028,803	0.43	0.57	0.63	0.37
Class P
2025[1]	$1.00	$0.023	$(0.023)	$—	$1.00	2.28%	$3,557,564	0.16%	4.44%	0.19%	4.41%
2024	1.00	0.052	(0.052)	(0.000)[2]	1.00	5.35	1,565,527	0.16	5.23	0.20	5.19
2023	1.00	0.043	(0.043)	—	1.00	4.35	3,407,349	0.15	4.52	0.20	4.47
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.48	1,381,010	0.09	0.33	0.20	0.22
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.03	2,511,825	0.05	0.02	0.22	(0.15)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.94	94,546	0.15	1.45	0.23	1.37
Class T
2025[1]	$1.00	$0.021	$(0.021)	$—	$1.00	2.16%	$2,671	0.40%	4.36%	0.40%	4.36%
2024	1.00	0.050	(0.050)	(0.000)[2]	1.00	5.10	3,116	0.40	4.99	0.40	4.99
2023	1.00	0.040	(0.040)	—	1.00	4.09	3,027	0.40	3.88	0.40	3.88
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.36	431,310	0.23	0.36	0.40	0.19
2021[4]	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	402,360	0.08	0.01	0.42	(0.33)
Class V
2025[1]	$1.00	$0.022	$(0.022)	$—	$1.00	2.21%	$1,324,529	0.30%	4.44%	0.30%	4.44%
2024	1.00	0.051	(0.051)	(0.000)[2]	1.00	5.21	1,522,548	0.30	5.08	0.30	5.08
2023	1.00	0.041	(0.041)	—	1.00	4.20	1,040,844	0.30	4.28	0.30	4.28
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.40	615,390	0.17	0.34	0.30	0.21
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	636,668	0.09	0.01	0.32	(0.22)
2020	1.00	0.008	(0.008)	(0.000)[2]	1.00	0.81	657,474	0.27	0.85	0.33	0.79
Class X
2025[1]	$1.00	$0.023	$(0.023)	$—	$1.00	2.29%	$19,451,674	0.14%	4.56%	0.20%	4.50%
2024	1.00	0.052	(0.052)	(0.000)[2]	1.00	5.37	15,259,289	0.14	5.25	0.20	5.19
2023	1.00	0.043	(0.043)	—	1.00	4.36	17,353,040	0.14	4.44	0.20	4.38
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.48	8,609,415	0.10	0.54	0.20	0.44
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.03	6,677,792	0.07	0.03	0.22	(0.12)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.94	7,456,126	0.14	0.69	0.23	0.60

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	37

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund — (Concluded)
Class Y
2025[1]	$1.00	$0.021	$(0.021)	$—	$1.00	2.13%	$5,216,243	0.45%	4.27%	0.45%	4.27%
2024	1.00	0.049	(0.049)	(0.000)[2]	1.00	5.05	5,320,429	0.45	4.93	0.45	4.93
2023	1.00	0.040	(0.040)	—	1.00	4.04	4,333,296	0.45	4.06	0.45	4.06
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.34	2,883,223	0.23	0.32	0.45	0.10
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	2,823,404	0.09	0.01	0.47	(0.37)
2020	1.00	0.007	(0.007)	(0.000)[2]	1.00	0.72	3,255,885	0.36	0.66	0.48	0.54
Class Z
2025[1]	$1.00	$0.022	$(0.022)	$—	$1.00	2.27%	$22,232,740	0.18%	4.52%	0.20%	4.50%
2024	1.00	0.052	(0.052)	(0.000)[2]	1.00	5.33	19,055,273	0.18	5.20	0.20	5.18
2023	1.00	0.042	(0.042)	—	1.00	4.32	18,362,650	0.18	4.30	0.20	4.28
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.46	12,580,830	0.12	0.43	0.20	0.35
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.02	12,540,215	0.08	0.02	0.23	(0.13)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.91	12,254,555	0.17	0.77	0.23	0.71

[1]	For the six-month period ended February 28, 2025 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2025[1]	$1.00	$0.020	$(0.020)	$—	$1.00	1.98%	$95,522	0.75%	3.90%	0.75%	3.90%
2024	1.00	0.046	(0.046)	—	1.00	4.74	55,905	0.75	4.64	0.76	4.63
2023	1.00	0.035	(0.035)	—	1.00	3.59	147,926	0.75	3.77	0.76	3.76
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.16	32,752	0.29	0.13	0.76	(0.34)
2021	1.00	—	—	(0.000)[2]	1.00	0.01	55,228	0.09	0.00	0.79	(0.70)
2020	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.53	37,244	0.53	0.51	0.79	0.25
Class D
2025[1]	$1.00	$0.020	$(0.020)	$—	$1.00	2.05%	$113,179	0.60%	4.11%	0.60%	4.11%
2024	1.00	0.048	(0.048)	—	1.00	4.90	108,230	0.60	4.78	0.61	4.77
2023	1.00	0.037	(0.037)	—	1.00	3.75	66,682	0.60	3.72	0.61	3.71
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.21	73,142	0.22	0.14	0.61	(0.25)
2021	1.00	—	—	(0.000)[2]	1.00	0.01	89,199	0.09	0.00	0.64	(0.55)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.61	64,128	0.43	0.48	0.64	0.27
Class T
2025[1]	$1.00	$0.021	$(0.021)	$—	$1.00	2.15%	$17,034	0.40%	4.31%	0.41%	4.30%
2024	1.00	0.050	(0.050)	—	1.00	5.10	17,198	0.40	4.99	0.41	4.98
2023	1.00	0.039	(0.039)	—	1.00	3.96	17,927	0.40	3.73	0.41	3.72
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.28	83,118	0.22	0.26	0.41	0.07
2021[4]	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	110,639	0.08	0.00	0.43	(0.35)
Class V
2025[1]	$1.00	$0.022	$(0.022)	$—	$1.00	2.21%	$387,869	0.30%	4.41%	0.31%	4.40%
2024	1.00	0.051	(0.051)	—	1.00	5.21	408,786	0.30	5.09	0.31	5.08
2023	1.00	0.040	(0.040)	—	1.00	4.06	270,658	0.30	4.20	0.31	4.19
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.32	115,480	0.17	0.29	0.31	0.15
2021	1.00	—	—	(0.000)[2]	1.00	0.01	130,210	0.09	0.00	0.33	(0.24)
2020	1.00	0.008	(0.008)	(0.000)[2]	1.00	0.80	94,065	0.28	0.75	0.34	0.69
Class Y
2025[1]	$1.00	$0.021	$(0.021)	$—	$1.00	2.13%	$1,865,567	0.45%	4.23%	0.46%	4.22%
2024	1.00	0.049	(0.049)	—	1.00	5.05	1,298,658	0.45	4.94	0.46	4.93
2023	1.00	0.038	(0.038)	—	1.00	3.91	771,124	0.45	3.93	0.46	3.92
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.26	534,323	0.19	0.19	0.46	(0.08)
2021	1.00	—	—	(0.000)[2]	1.00	0.01	710,358	0.09	0.00	0.48	(0.39)
2020	1.00	0.007	(0.007)	(0.000)[2]	1.00	0.70	795,799	0.36	0.66	0.49	0.53
Class Z
2025[1]	$1.00	$0.022	$(0.022)	$—	$1.00	2.26%	$4,826,316	0.20%	4.49%	0.21%	4.48%
2024	1.00	0.052	(0.052)	—	1.00	5.31	4,205,495	0.20	5.19	0.21	5.18
2023	1.00	0.041	(0.041)	—	1.00	4.16	3,319,889	0.20	4.12	0.21	4.11
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.37	3,058,531	0.13	0.36	0.21	0.28
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	2,967,174	0.08	0.01	0.23	(0.14)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.88	2,099,174	0.19	0.72	0.24	0.67

[1]	For the six-month period ended February 28, 2025 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	39

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)

1. ORGANIZATION
Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds Trust (“FAF” or the “Trust”), which is a member of the First American Family of Funds. FAF was established as a Massachusetts business trust on October 12, 2021. Effective December 22, 2023, First American Funds, Inc., a Minnesota corporation, reorganized into the Trust. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s Declaration of Trust permits the board of trustees to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.
Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the liquidity fees that may apply to other money market funds and the board of trustees has determined not to impose such fees on these funds.
Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares.
Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.
Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.
Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the funds are as follows:
SECURITY VALUATIONS
Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund
Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.
As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use

40	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take. During the six-month period ended February 28, 2025, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.
Institutional Prime Obligations Fund
The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of trustees. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates fair value. Shares of other money market funds are valued at their most current NAV.
United States Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 –
Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).
The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 28, 2025, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$45,390,819	$ —	$45,390,819
U.S. Treasury Debt	—	29,247,088	—	29,247,088
U.S. Government Agency Debt	—	23,550,217	—	23,550,217
U.S. Government Agency Repurchase Agreements	—	6,100,000	—	6,100,000
Investment Companies	950,000	—	—	950,000
Total Investments	$950,000	$104,288,124	$—	$105,238,124

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	41

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)

Fund	Level 1	Level 2	Level 3	Total Fair Value
Institutional Prime Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$576,714	$ —	$576,714
Other Repurchase Agreements	—	322,000	—	322,000
Non-Negotiable Time Deposits	—	100,000	—	100,000
Financial Company Commercial Paper	—	99,934	—	99,934
Asset Backed Commercial Paper	—	85,948	—	85,948
Variable Rate Demand Note	—	23,200	—	23,200
Total Investments	$—	$1,207,796	$—	$1,207,796
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$875,000	$—	$875,000
Financial Company Commercial Paper	—	679,006	—	679,006
U.S. Treasury Repurchase Agreements	—	644,929	—	644,929
Asset Backed Commercial Paper	—	462,655	—	462,655
Non-Financial Company Commercial Paper	—	271,446	—	271,446
Non-Negotiable Time Deposits	—	265,861	—	265,861
Other Instruments	—	165,214	—	165,214
Certificates of Deposit	—	144,202	—	144,202
Total Investments	$—	$3,508,313	$—	$3,508,313
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$299,490	$—	$299,490
Non-Financial Company Commercial Paper	—	54,017	—	54,017
Other Municipal Securities	—	44,642	—	44,642
Total Investments	$—	$398,149	$—	$398,149
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$30,312,538	$—	$30,312,538
U.S. Treasury Debt	—	23,731,421	—	23,731,421
Total Investments	$—	$54,043,959	$—	$54,043,959
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$7,325,360	$—	$7,325,360
Total Investments	$—	$7,325,360	$—	$7,325,360

Refer to each fund’s Schedule of Investments for further security classification.
During the six-month period ended February 28, 2025, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.
ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of trustees as reflecting fair value.
Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have

42	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
contractual restrictions on resale, and may be valued under methods approved by the funds’ board of trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of trustees.
As of and during the six-month period ended February 28, 2025, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act. As of February 28, 2025, Government Obligations Fund, Retail Prime Obligations Fund, and Treasury Obligations Fund, had investments in illiquid securities with a total value of $500,000 or 0.5%, $90,000 or 2.6% and $250,000 or 0.5%, respectively.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.
DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.
FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.
As of February 28, 2025, the funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. These reclassifications have no effect on net assets. For the year ended August 31, 2024, no adjustments were made for permanent tax differences.
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.
The distributions paid during the six-month period ended February 28, 2025 and fiscal year ended August 31, 2024 (adjusted by dividends payable as of February 28, 2025 and August 31, 2024, respectively) were as follows:

	February 28, 2025
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$2,245,194	$—	$ —	$2,245,194
Institutional Prime Obligations Fund	26,776	—	—	26,776
Retail Prime Obligations Fund	68,397	—	—	68,397
Retail Tax Free Obligations Fund	—	5,403	—	5,403
Treasury Obligations Fund	1,112,178	—	—	1,112,178
U.S. Treasury Money Market Fund	144,160	—	—	144,160

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	43

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)

	August 31, 2024
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$4,177,886	$—	$ —	$4,177,886
Institutional Prime Obligations Fund	85,364	—	—	85,364
Retail Prime Obligations Fund	156,302	—	—	156,302
Retail Tax Free Obligations Fund	47	12,260	—	12,307
Treasury Obligations Fund	2,488,465	—	2	2,488,467
U.S. Treasury Money Market Fund	256,901	—	—	256,901

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2024.
As of August 31, 2024, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$388,367	$—	$ 23	$—	$—	$388,390
Institutional Prime Obligations Fund	5,513	—	—	—	(151)	5,362
Retail Prime Obligations Fund	12,400	—	—	—	—	12,400
Retail Tax Free Obligations Fund	—	1,036	—	(5)	—	1,031
Treasury Obligations Fund	197,098	—	—	(16)	—	197,082
U.S. Treasury Money Market Fund	26,706	—	—	(80)	—	26,626

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses.
Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2024. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2024. Institutional Prime Obligations Fund has deferred a qualified late year capital loss which rounds to 0.
The differences between book-basis and tax-basis undistributed/accumulated earnings are primarily due to distributions declared but not paid by August 31, 2024.
Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2024, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund had indefinite short-term capital loss carryforwards of $5, $16, and $80, respectively. During the fiscal year ended August 31, 2024, U.S. Treasury Money Market Fund utilized $9 of capital loss carryforwards.

44	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.
Securities purchased in repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the purchased securities, including accrued interest thereon, is sufficient in the event of default of the counterparty. Valuation of securities purchased in repurchase agreement transactions subject to separate custodial undertaking is performed by the contractual custodian using its own pricing sources and methods. If the counterparty defaults and the value of the purchased securities declines or if the counterparty enters an insolvency proceeding, realization of the purchased securities by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the six-month period ended February 28, 2025.
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.
The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount[1]
				Financial Instruments	Securities Sold (Purchased)
Repurchase Agreements
Government Obligations Fund	$51,490,819	$ —	$51,490,819	$ —	$(51,490,819)	$ —
Institutional Prime Obligations Fund	898,714	—	898,714	—	(898,714)	—
Retail Prime Obligations Fund	1,519,929	—	1,519,929	—	(1,519,929)	—
Treasury Obligations Fund	30,312,538	—	30,312,538	—	(30,312,538)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any margin excess.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	45

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Treasury	$32,690,819	$12,200,000	$500,000	$ —	$45,390,819
U.S. Government Agency	5,400,000	700,000	—	—	6,100,000
Total	$38,090,819	$12,900,000	$500,000	$—	$51,490,819
Institutional Prime Obligations Fund
Other	$277,000	$45,000	$—	$—	$322,000
U.S. Treasury	576,714	—	—	—	576,714
Total	$853,714	$45,000	$—	$—	$898,714
Retail Prime Obligations Fund
Other	$715,000	$70,000	$90,000	$—	$875,000
U.S. Treasury	644,929	—	—	—	644,929
Total	$1,359,929	$70,000	$90,000	$—	$1,519,929
Treasury Obligations Fund
U.S. Treasury	$23,462,538	$6,600,000	$250,000	$—	$30,312,538
Total	$23,462,538	$6,600,000	$250,000	$—	$30,312,538

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.
INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2025.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.
3. FEES AND EXPENSES
INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

46	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2025, so the annual fund operating expenses, after waivers, do not exceed the following amounts:
Share Class

Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2025 and may not be terminated prior to such time without the approval of the funds’ board of trustees. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.
In order to maintain minimum yields, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed advisory fees of $43 for Retail Tax Free Obligations Fund during the six-month period ended February 28, 2025.
ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.
In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $14,473, $226, $828, $160, $6,543, and $161, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2025.
TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	47

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to
$25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.
Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses. For the six-month period ended February 28, 2025, custodian fees were not increased as a result of any overdrafts.
DISTRIBUTION AND SHAREHOLDER SERVICING (12B - 1) FEES – Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.
Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the six-month period ended February 28, 2025:

Fund	Amount
Government Obligations Fund	$3,740
Retail Prime Obligations Fund	801
Retail Tax Free Obligations Fund	37
Treasury Obligations Fund	2,028
U.S. Treasury Money Market Fund	166

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

48	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2025:

Fund	Amount
Government Obligations Fund	$22,924
Institutional Prime Obligations Fund	371
Retail Prime Obligations Fund	841
Retail Tax Free Obligations Fund	72
Treasury Obligations Fund	10,420
U.S. Treasury Money Market Fund	2,372

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent trustees, insurance, and other miscellaneous expenses.
4. FUND SHARES FOR INSTITUTIONAL PRIME OBLIGATIONS FUND
Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Six-Month Period Ended February 28, 2025
Class T	186,864	—	(212,844)	(25,980)
Class V	66,840	268	(56,524)	10,584
Class Y	851,173	29	(858,379)	(7,177)
Class Z	2,796,468	922	(2,788,395)	8,995
Year Ended August 31, 2024
Class T	517,131	—	(490,541)	26,590
Class V	77,538	716	(94,143)	(15,889)
Class Y	842,935	64	(839,275)	3,724
Class Z	4,343,536	1,366	(5,069,829)	(724,927)

5. PORTFOLIO CHARACTERISTICS OF RETAIL TAX FREE OBLIGATIONS FUND
Retail Tax Free Obligations Fund invests in municipal securities. At February 28, 2025, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	61.7%
Commercial Paper & Put Bonds	13.6
Daily Variable Rate Demand Notes	13.5
Other Municipal Notes & Bonds	11.2
100.0%

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	49

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At February 28, 2025, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	75.2%
Non-Financial Company Commercial Paper	13.6
General Obligations	11.2
100.0%

6. INDEMNIFICATIONS
The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
7. MARKET EVENTS
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or geopolitical events, trading and tariff arrangements (including trade or diplomatic disputes resulting in the imposition of economic sanctions or the threat of new or modified sanctions), terrorism, wars, cybersecurity events, natural or environmental disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.
Policy and legislative changes in the United States and in other countries may impact the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
8. MONEY MARKET REFORM
In July 2023, the SEC approved amendments (“Amendments”) to the rules that govern the operation of U.S. registered money market funds (“MMFs”). The Amendments became effective on October 2, 2023 with tiered compliance dates. The following is a summary of some key components of the Amendments, as well as information pertaining to certain changes that impacted the funds.
Removal of Redemption Gates and the Tie Between the Weekly Liquid Asset Threshold and Liquidity Fees
Prior to the Amendments taking effect, if a non-government MMF’s weekly liquid assets fell below 30% of its total assets, the board of the MMF, in its discretion, could impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (i.e., impose a “redemption gate”). In addition, if a non-government MMF’s weekly liquid assets fell below 10% of its total assets at the end of any business day, the MMF would have been required to impose a 1% liquidity fee on shareholder redemptions unless the board of the MMF determined that not doing so was in the best interests of the MMF.
The Amendments remove the ability of a MMF to impose a redemption gate, except under extraordinary circumstances as part of a liquidation. The Amendments also remove provisions in the rules governing the operation of MMFs that tied a MMF’s ability to impose liquidity fees to its level of weekly liquid assets. The compliance date for these changes was October 2, 2023.

50	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
Mandatory Liquidity Fee Framework and Discretionary Liquidity Fees
The Amendments require an institutional prime and institutional tax-exempt MMF to impose a liquidity fee when the MMF experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the MMF’s net asset value on that calendar day (or such smaller amount of net redemptions as the board determines), unless those costs are de minimis (i.e., less than 1 basis point). The liquidity fee must be based on a good faith estimate, supported by data, of the costs the MMF would be expected to incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of the net redemptions. If the costs of selling a pro rata amount of each security in a MMF’s portfolio cannot be estimated in good faith and supported by data, the MMF must impose a default fee of 1%. In consideration of the mandatory liquidity fee requirement, the Institutional Prime Obligations Fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.
Additionally, the board of a non-government MMF (i.e., institutional prime and institutional tax- exempt MMFs and retail MMFs) or its delegate may require the MMF to impose a discretionary liquidity fee (not to exceed 2% of the value of the shares redeemed) if it determines that such a fee would be in the best interests of the MMF. A government MMF may opt-in to the discretionary liquidity fee framework, upon notice to the MMF’s shareholders.
The compliance date for the mandatory liquidity fee requirement was October 2, 2024 and the compliance date for the discretionary liquidity fee was April 2, 2024.
Increased Liquidity Thresholds
Prior to the Amendments taking effect, a MMF (other than a tax-exempt MMF) could not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Additionally, prior to the Amendments taking effect, a MMF also could not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
The Amendments increase the required minimum level of daily liquid assets for all MMFs (except tax-exempt MMFs) from 10% to 25%. In addition, the Amendments increase the required minimum level of weekly liquid assets for all MMFs from 30% to 50%. The compliance date for these changes was April 2, 2024.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	51

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)
Impacts on the First American Funds:

Fund	Designation	Removal of Redemption Gates and Tie Between WLA and Liquidity Fee	Mandatory Liquidity Fee	Discretionary Liquidity Fee	Increased Liquidity Thresholds
Institutional Prime Obligations Fund	Institutional (Prime)	Yes	Yes	Yes	Yes
Retail Prime Obligations Fund	Retail	Yes	No	Yes	Yes
Retail Tax Free Obligations Fund	Retail (Tax Exempt)	Yes	No	Yes	Yes (except Daily Liquid Assets)
Government Obligations Fund	Government	N/A	No	No	Yes
Treasury Obligations Fund	Government	N/A	No	No	Yes
U.S. Treasury Money Market Fund	Government	N/A	No	No	Yes

9. FUND REORGANIZATIONS
At a special meeting of shareholders of First American Funds, Inc., held on December 18, 2023, shareholders approved the reorganizations of each series of First American Funds, Inc. (each series a “Target Fund”) into a corresponding series of First American Funds Trust, a Massachusetts business trust, (each series an “Acquiring Fund”) (the “Reorganizations”). The Reorganizations occurred on December 22, 2023 (the “Closing Date”) and each was treated as a tax-free reorganization for federal income tax purposes. The advisor paid all costs associated with the Reorganizations.
Following the Reorganizations, the performance and financial history of each Target Fund were adopted by the corresponding Acquiring Fund. In connection with the Reorganizations, the shareholders of each Target Fund received shares of the corresponding Acquiring Fund equal in value to the number of shares of the Target Fund they owned on the Closing Date.
The following is a summary of Net Asset Value per share, net assets, and shares outstanding immediately before and after the Reorganizations.

Fund and Class	NAV Per Share Before and After Reorganization	Net Assets Before and After Reorganization	Shares Outstanding Before and After Reorganization
Government Obligations Fund
Class A	$1.00	$270,614	270,613
Class D	1.00	4,069,134	4,069,110
Class P	1.00	2,032,278	2,032,275
Class T	1.00	32,982	32,985
Class U	1.00	2,625,997	2,625,973
Class V	1.00	3,056,373	3,056,356
Class X	1.00	26,196,519	26,196,427
Class Y	1.00	10,007,559	10,007,471
Class Z	1.00	29,507,776	29,507,619
Total Fund		$77,799,232	77,798,829

52	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted)(Continued)

Fund and Class	NAV Per Share Before and After Reorganization	Net Assets Before and After Reorganization	Shares Outstanding Before and After Reorganization
Institutional Prime Obligations Fund
Class T	$1.0002	$89,894	89,894
Class V	1.0002	73,075	73,072
Class Y	1.0002	174,330	174,322
Class Z	1.0001	1,484,477	1,484,576
Total Fund		$1,821,776	1,821,864
Retail Prime Obligations Fund
Class A	$1.00	$604,058	604,059
Class T	1.00	4,201	4,200
Class V	1.00	229	229
Class X	1.00	2,320,098	2,320,099
Class Y	1.00	12,248	12,249
Class Z	1.00	166,290	166,290
Total Fund		$3,107,124	3,107,126
Retail Tax Free Obligations Fund
Class A	$1.00	$28,238	28,236
Class T	1.00	15,873	15,832
Class V	1.00	1,184	1,185
Class Y	1.00	25,034	25,026
Class Z	1.00	304,291	304,320
Total Fund		$374,620	374,599
Treasury Obligations Fund
Class A	$1.00	$547,254	547,257
Class D	1.00	1,772,511	1,772,530
Class P	1.00	2,234,814	2,234,796
Class T	1.00	3,126	3,125
Class V	1.00	1,077,867	1,077,872
Class X	1.00	21,137,307	21,137,310
Class Y	1.00	4,748,569	4,748,597
Class Z	1.00	18,027,051	18,027,104
Total Fund		$49,548,499	49,548,591
U.S. Treasury Money Market Fund
Class A	$1.00	$93,625	93,634
Class D	1.00	101,870	101,871
Class T	1.00	17,811	17,803
Class V	1.00	288,127	288,134
Class Y	1.00	1,281,321	1,281,383
Class Z	1.00	3,286,542	3,286,496
Total Fund		$5,069,296	5,069,321

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	53

NOTES TO FINANCIAL STATEMENTS
(unaudited as to February 28, 2025), all dollars and shares are rounded to thousands (000 omitted) (Concluded)
10. EVENTS SUBSEQUENT TO PERIOD END
Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2025, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impact the amounts or disclosures in the funds’ financial statements other than previously noted.
On March 20, 2025, Class X shares commenced operations in U.S. Treasury Money Market Fund.

54	FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Other Information

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted for a vote to shareholders.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable to the semi-annual report.

FIRST AMERICAN FUNDS SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	55

First American Funds
800 Nicollet Mall
BC-MN-17TR
Minneapolis, MN 55402
This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds Trust. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	CUSTODIAN U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 700 Nicollet Mall Suite 500 Minneapolis, Minnesota 55402
ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	DISTRIBUTOR Quasar Distributors, LLC Three Canal Plaza Suite 100 Portland, Maine 04101	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606
TRANSFER AGENT U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.
2/2025  SAR MONEY

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted for a vote to shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to the semi-annual report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Not applicable.

(a)(3)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are filed as exhibits hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds Trust

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First American Funds Trust

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	May 28, 2025

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	May 28, 2025